UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

 (Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30

Date of reporting period: 09/30/2014

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 95.4%
	ADVERTISING - 1.6%
210,000	Marin Software, Inc. *		$ 1,806,000

	AEROSPACE/DEFENSE - 0.7%
110,000	Kratos Defense & Security Solutions, Inc. *		721,600

	APPAREL - 1.1%
690,000	Quiksilver, Inc. *		1,186,800

	BANKS - 2.8%
50,000	Bancorp, Inc. *		429,500
7,000	First Internet Bancorp		112,840
92,500	Heritage Oaks Bancorp		647,500
14,500	Independent Bank Group, Inc.		688,025
52,500	Old Line Bancshares, Inc.		812,700
10,000	Simmons First National Corp.		385,200
			3,075,765
	BIOTECHNOLOGY - 11.8%
67,500	Aegerion Pharmaceuticals, Inc. *		2,253,150
453,193	Fibrocell Science, Inc. *		1,314,260
355,000	Inovio Pharmaceuticals, Inc. * +		3,496,750
500,000	Novavax, Inc. *		2,085,000
119,147	OvaScience, Inc. *		1,977,840
80,000	Prothena Corp. PLC *		1,772,800
			12,899,800
	COMMERCIAL SERVICES - 3.6%
563,000	Cenveo, Inc. *		1,390,610
272,965	Cross Country Healthcare, Inc. *		2,535,845
			3,926,455
	DISTRIBUTION/WHOLESALE - 1.1%
425,000	Speed Commerce, Inc. *		1,168,750

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
111,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.		1,534,020
165,000	Imperial Holdings, Inc. *		1,064,250
175,000	Ladenburg Thalmann Financial Services, Inc. *		742,000
			3,340,270
	ENERGY-ALTERNATE SOURCES - 1.2%
175,000	Clean Energy Fuels Corp. * +		1,365,000

	ENTERTAINMENT - 2.4%
230,000	Penn National Gaming, Inc. *		2,578,300

	ENVIRONMENTAL CONTROL - 0.7%
30,000	Cypress Energy Partners LP		742,800

	FOOD - 2.4%
57,500	Fresh Market, Inc. * +		2,008,475
42,500	Nutrisystem, Inc.		653,225
			2,661,700
	HEALTHCARE-PRODUCTS - 2.3%
5,000	CareDx, Inc. *		35,000
493,036	InspireMD, Inc. *		1,084,679
425,000	TearLab Corp. * +		1,445,000
			2,564,679
	HOME BUILDERS - 3.1%
202,500	Beazer Homes USA, Inc. *		3,397,950

	INSURANCE - 1.4%
102,500	United Insurance Holdings Corp.		1,537,500
CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	COMMON STOCK - 95.4% (Continued)
	INTERNET - 3.0%
37,500	Lands' End, Inc. *		$ 1,542,000
45,000	Liquidity Services, Inc. *		618,750
60,000	TrueCar, Inc. * +		1,077,000
			3,237,750
	INVESTMENT COMPANIES - 2.2%
145,000	Apollo Investment Corp.		1,184,650
91,000	THL Credit, Inc.		1,173,900
			2,358,550
	LEISURE TIME - 1.4%
81,590	Interval Leisure Group, Inc.		1,554,289

	MACHINERY-DIVERSIFIED - 0.7%
11,000	DXP Enterprises, Inc. *		810,480

	METAL FABRICATE/HARDWARE - 1.0%
75,000	Global Brass & Copper Holdings, Inc.		1,100,250

	MINING - 1.8%
250,000	Coeur Mining, Inc. *		1,240,000
50,000	Ring Energy, Inc. *		737,000
			1,977,000
	MISCELLANEOUS MANUFACTURING - 1.3%
25,000	Harsco Corp.		535,250
47,500	Myers Industries, Inc.		837,900
			1,373,150
	OIL & GAS - 7.3%
35,000	Atlas Resource Partners LP +		681,100
160,000	Matador Resources Co. *		4,136,000
100,000	Miller Energy Resources, Inc. *		440,000
220,000	Rex Energy Corp. *		2,787,400
			8,044,500
	OIL & GAS SERVICES - 1.4%
18,000	CARBO Ceramics, Inc.		1,066,140
15,000	Hornbeck Offshore Services, Inc. *		490,950
			1,557,090
	PHARMACEUTICALS - 14.2%
955,000	Catalyst Pharmaceutical Partners, Inc. *		3,170,600
540,000	Corcept Therapeutics, Inc. *		1,447,200
675,000	Galectin Therapeutics, Inc. * +		3,395,250
225,000	Minerva Neurosciences, Inc. *		1,361,250
61,000	Natural Grocers by Vitamin Cottage, Inc. *		993,080
480,000	OPKO Health, Inc. * +		4,084,800
250,000	Orexigen Therapeutics, Inc. *		1,065,000
			15,517,180
	PIPELINES - 1.6%
79,848	Midcoast Energy Partners LP +		1,781,409

	REAL ESTATE - 0.5%
11,000	Consolidated-Tomoka Land Co.		539,770

	REITS - 3.0%
75,000	Excel Trust, Inc.		882,750
65,000	Invesco Mortgage Capital, Inc.		1,021,800
85,000	Rouse Properties, Inc.		1,374,450
			3,279,000
	RETAIL - 6.6%
130,000	Conn's, Inc. *		3,935,100
122,500	Michaels Cos., Inc. *		2,141,300
2,273,475	Wet Seal, Inc. *		1,194,711
			7,271,111

	SAVINGS & LOANS - 0.9%
40,000	Berkshire Hills Bancorp, Inc.		939,600
CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	COMMON STOCK - 95.4% (Continued)
	SEMICONDUCTORS - 2.1%
935,000	Mattson Technology, Inc. *		$ 2,309,450

	SOFTWARE - 2.3%
210,000	Rally Software Development Corp. *		2,522,100

	TELECOMMUNICATIONS - 4.9%
167,799	Comverse, Inc. *		3,746,952
671,321	Neonode, Inc. * +		1,443,340
50,000	Novatel Wireless, Inc. *		183,500
			5,373,792

	TOTAL COMMON STOCK (Cost - $110,540,118)		104,519,840

		Expiration Date -
	WARRANTS - 3.9%	Exercise Price
	CHEMICALS - 3.9%
20,380	Tronox Ltd. - Class A*#	02/14/2018 - $58.99	2,433,576
21,050	Tronox Ltd. - Class B*#	02/14/2018 - $65.10	1,833,876
	TOTAL WARRANTS (Cost - $2,198,564)		4,267,452

	SHORT-TERM INVESTMENTS - 16.9%
18,548,977	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **(a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,548,977)		18,548,977

	TOTAL INVESTMENTS - 116.2% (Cost - $131,287,659) (b)		$ 127,336,269
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.2%)		(17,785,679)
	NET ASSETS - 100.0%		$ 109,550,590

LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
+ Security, or a portion of the security, is out on loan at September 30, 2014. Total loaned securities had a value of $17,025,533 at September 30, 2014.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
(a) A portion of this security was purchased with cash received as collateral for securities on loan at September 30, 2014. Total collateral had a value of $17,645,680 on September 30, 2014.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $131,133,373 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation		$ 7,351,498
	Unrealized depreciation		(11,148,602)
	Net unrealized depreciation		$ (3,797,104)

As of September 30, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
IRELAND			1.6%
UNITED STATES			97.7%
		Total Equity Holdings	99.3%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares				Value
	COMMON STOCK - 92.5%
	APPAREL - 2.2%
375,000	Quiksilver, Inc. *			$ 645,000

	BANKS - 5.4%
14,700	Independent Bank Group, Inc.			697,515
65,000	KeyCorp			866,450
				1,563,965
	BIOTECHNOLOGY - 9.0%
47,000	Aegerion Pharmaceuticals, Inc. *			1,568,860
250,000	Novavax, Inc. *			1,042,500
				2,611,360
	COMMERCIAL SERVICES - 4.1%
33,250	ADT Corp			1,179,045

	COSMETICS/PERSONAL CARE - 2.6%
60,000	Avon Products, Inc.			756,000

	DISTRIBUTION/WHOLESALE - 3.9%
25,000	Fastenal Co.			1,122,500

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
215,420	Ladenburg Thalmann Financial Services, Inc. *			913,381

	ENERGY-ALTERNATE SOURCES - 3.0%
110,000	Clean Energy Fuels Corp. * +			858,000

	FOOD - 4.1%
34,250	Fresh Market, Inc. * +			1,196,352

	INTERNET - 5.0%
35,000	Lands' End, Inc. *			1,439,200

	LEISURE TIME - 4.4%
67,500	Interval Leisure Group, Inc.			1,285,875

	MACHINERY-DIVERSIFIED - 4.6%
18,000	DXP Enterprises, Inc. *			1,326,240

	MISCELLANEOUS MANUFACTURING - 3.8%
43,500	General Electric Co.			1,114,470

	OIL & GAS - 7.6%
36,000	Kosmos Energy Ltd. *			358,560
35,000	Matador Resources Co. *			904,750
42,500	Noble Corp. PLC			944,350
				2,207,660
	OIL & GAS SERVICES - 1.9%
17,700	Gulfmark Offshore, Inc.			554,895

	PHARMACEUTICALS - 10.6%
30,000	Herbalife Ltd. +			1,312,500
70,000	Minerva Neurosciences, Inc. *			423,500
158,006	OPKO Health, Inc. * +			1,344,631
				3,080,631
	PIPELINES - 2.7%
35,000	Midcoast Energy Partners LP +			780,850

	REITS - 2.7%
65,000	American Realty Capital Properties, Inc.			783,900
CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares				Value
	COMMON STOCK - 92.5% (Continued)
	RETAIL - 8.6%
20,000	Conn's, Inc. *			$ 605,400
29,500	Dick's Sporting Goods, Inc.			1,294,460
35,000	Michaels Cos., Inc. *			611,800
				2,511,660
	TELECOMMUNICATIONS - 1.9%
25,000	Comverse, Inc. *			558,250

	TRANSPORTATION - 1.3%
10,000	Martin Midstream Partners LP			372,900

	TOTAL COMMON STOCK (Cost - $28,278,480)			26,862,134
Contracts (b)		Expiration Date -
	PURCHASED OPTIONS - 6.4%	Exercise Price
	PUT OPTIONS PURCHASED - 4.4%*
1,725	iShares Russell 2000 ETF	12/20/2014 - $113.00		988,425
510	SPDR S&P 500 ETF Trust	01/17/2015 - $196.00		298,350
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,367,439)			1,286,775

	CALL OPTIONS PURCHASED - 2.0%*
1,770	iShares Russell 2000 ETF	03/31/2015 - $115.00		572,595
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,000,799)			572,595

	TOTAL PURCHASED OPTIONS (Cost - $2,368,238)			1,859,370
Shares
	SHORT-TERM INVESTMENTS - 23.6%
6,841,999	Fidelity Institutional Money Market Portfolio, Class I, 0.08%** (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,841,999)			6,841,999

	TOTAL INVESTMENTS - 122.5% (Cost - $37,488,717) (c)			$ 35,563,503
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.5%)			(6,538,334)
	NET ASSETS - 100.0%			$ 29,025,169

		Expiration Date -
Contracts (b)		Exercise Price
	CALL OPTIONS WRITTEN - (0.0%)
228	iShares Russell 2000 ETF	9/30/2014 - $120.00		$ 228
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $129,721)			$ 228

LP - Limited Partnership
PLC - Public Liability Company
* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
+ Security, or a portion of this security, is out on loan at September 30, 2014. Total collateral had a value of $5,150,783 on September 30, 2014.
(a) A portion of this security was purchased with cash received as collateral for securities on loan at September 30, 2014. Total collateral had a value of $5,342,101 on September 30, 2014.
(b) Each contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $37,411,037 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 932,235
			Unrealized depreciation	(2,779,769)
			Net unrealized depreciation	$ (1,847,534)

As of September 30, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
BERMUDA				1.2%
BRITAIN				3.3%
UNITED STATES				88.0%
			Total Equity Holdings	92.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 99.4%
	AEROSPACE/DEFENSE - 3.5%
74,500	TransDigm Group, Inc.		$ 13,732,585

	AGRICULTURE - 1.2%
55,000	Philip Morris International, Inc.		4,587,000

	BANKS - 2.9%
837,929	KeyCorp		11,169,594

	CHEMICALS - 2.6%
77,500	Air Products & Chemicals, Inc.		10,088,950

	COSMETICS/PERSONAL CARE - 2.0%
605,000	Avon Products, Inc.		7,623,000

	DISTRIBUTION/WHOLESALE - 6.8%
320,000	Fastenal Co.		14,368,000
135,000	Genuine Parts Co.		11,840,850
			26,208,850
	DIVERSIFIED FINANCIAL SERVICES - 7.7%
195,000	Ally Financial, Inc. *		4,512,300
580,000	Synchrony Financial *		14,239,000
140,000	T Rowe Price Group, Inc.		10,976,000
			29,727,300
	ELECTRIC - 6.3%
180,000	Dominion Resources, Inc.		12,436,200
395,000	NRG Energy, Inc.		12,039,600
			24,475,800
	ELECTRONICS - 2.1%
775,000	Flextronics International Ltd. *		7,998,000

	HEALTHCARE-PRODUCTS - 3.0%
132,500	Covidien PLC		11,462,575

	HOLDING COMPANIES-DIVERSIFIED - 1.1%
181,500	Leucadia National Corp.		4,326,960

	INSURANCE - 3.1%
102,500	American International Group, Inc.		5,537,050
134,500	Cincinnati Financial Corp.		6,328,225
			11,865,275
	INTERNET - 2.8%
453,500	Symantec Corp.		10,661,785

	MINING - 5.2%
435,000	Alcoa, Inc.		6,999,150
440,000	Southern Copper Corp.		13,046,000
			20,045,150
	MISCELLANEOUS MANUFACTURERS - 6.4%
539,500	General Electric Co.		13,821,990
169,500	Pentair PLC		11,100,555
			24,922,545
	OFFICE/BUSINESS EQUIPMENT - 2.5%
720,000	Xerox Corp.		9,525,600

	OIL & GAS - 8.9%
193,758	Chesapeake Energy Corp.		4,454,496
140,000	Continental Resources, Inc. *		9,307,200
552,500	Noble Corp. PLC		12,276,550
106,000	Phillips 66		8,618,860
			34,657,106
CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	COMMON STOCK - 99.4% (Continued)
	PACKAGING & CONTAINERS - 2.7%
300,000	Sealed Air Corp.		$ 10,464,000

	PHARMACEUTICALS - 5.7%
272,500	Herbalife Ltd.		11,921,875
160,500	Omnicare, Inc.		9,992,730
			21,914,605
	PIPELINES - 4.8%
323,500	Enable Midstream Partners LP		7,971,040
270,000	Spectra Energy Corp.		10,600,200
			18,571,240
	REITS - 6.5%
823,500	American Realty Capital Properties, Inc.		9,931,410
925,000	Annaly Capital Management, Inc.		9,879,000
55,250	Vornado Realty Trust		5,522,790
			25,333,200
	RETAIL - 5.9%
320,000	Coach, Inc.		11,395,200
265,000	Dick's Sporting Goods, Inc.		11,628,200
			23,023,400
	SOFTWARE - 2.3%
137,500	Fiserv, Inc. *		8,887,313

	TELECOMMUNICATIONS - 3.4%
370,000	AT&T, Inc.		13,038,800

	TOTAL COMMON STOCK (Cost - $399,294,558)		384,310,633

	SHORT-TERM INVESTMENTS - 2.9%
11,307,617	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,307,617)		11,307,617

	TOTAL INVESTMENTS - 102.3% (Cost - $410,602,175) (a)		$ 395,618,250
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3%)		(8,870,154)
	NET ASSETS - 100.0%		$ 386,748,096

LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $410,566,387 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 1,576,639
		Unrealized depreciation	(16,524,776)
		Net unrealized depreciation	$ (14,948,137)

As of September 30, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer
BRITAIN			6.0%
IRELAND			3.0%
UNITED STATES			90.4%
		Total Equity Holdings	99.4%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST INSIDER LONG SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 89.7%
	AEROSPACE/DEFENSE - 1.3%
26,953	Kratos Defense & Security Solutions, Inc. * (a)		$ 176,812

	APPAREL - 1.4%
110,000	Quiksilver, Inc. *		189,200

	BANKS - 2.0%
11,000	Access National Corp. (a)		178,530
16,500	Old Second Bancorp, Inc. *		79,365
			257,895
	BIOTECHNOLOGY - 11.6%
18,000	Aegerion Pharmaceuticals, Inc. * (a)		600,840
64,800	Merrimack Pharmaceuticals, Inc. * (a)		568,944
86,000	Novavax, Inc. * (a)		358,620
			1,528,404
	COSMETICS/PERSONAL CARE - 1.1%
11,000	Avon Products, Inc. (a)		138,600

	DISTRIBUTION/WHOLESALE - 0.9%
2,700	Fastenal Co.		121,230

	DIVERSIFIED FINANCIAL SERVICES - 6.8%
36,500	Imperial Holdings, Inc. * (a)		235,425
100,000	Ladenburg Thalmann Financial Services, Inc. *		424,000
10,000	Synchrony Financial *		245,500
			904,925
	ENERGY-ALTERNATE SOURCES - 1.3%
22,500	Clean Energy Fuels Corp. * (a)		175,500

	ENTERTAINMENT - 3.4%
40,000	Penn National Gaming, Inc. * (a)		448,400

	ENVIRONMENTAL CONTROL - 0.8%
4,517	Cypress Energy Partners LP (a)		111,841

	FOOD - 1.8%
6,808	Fresh Market, Inc. * (a)		237,803

	INTERNET - 1.7%
12,500	TrueCar, Inc. *		224,375

	INVESTMENT COMPANIES - 0.5%
5,000	American Capital Senior Floating Ltd.		65,050

	LEISURE TIME - 3.3%
22,800	Interval Leisure Group, Inc. (a)		434,340

	MACHINERY-DIVERSIFIED - 4.0%
7,250	DXP Enterprises, Inc. * (a)		534,180

	METAL FABRICATE/HARDWARE - 3.1%
27,500	Global Brass & Copper Holdings, Inc. (a)		403,425

	MINING - 2.0%
105,000	General Moly, Inc. *		78,225
13,000	Ring Energy, Inc. * (a)		191,620
			269,845
CATALYST FUNDS
CATALYST INSIDER LONG SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	COMMON STOCK - 89.7% (Continued)
	OIL & GAS - 10.4%
21,500	Atlas Resource Partners LP (a)		$ 418,390
23,500	Energy XXI Bermuda Ltd. (a)		266,725
12,050	EP Energy Corp. - Cl. A * (a)		210,634
16,500	Noble Corp. PLC (a)		366,630
9,000	Rex Energy Corp. *		114,030
			1,376,409
	PHARMACEUTICALS - 12.1%
11,000	Akorn, Inc. * (a)		398,970
10,750	Herbalife Ltd. (a)		470,312
85,918	OPKO Health, Inc. *		731,162
			1,600,444
	REITS - 3.4%
28,500	Invesco Mortgage Capital, Inc. (a)		448,020

	RETAIL - 7.9%
4,250	Conn's, Inc. *		128,648
11,000	Dick's Sporting Goods, Inc. (a)		482,680
20,000	Michaels Cos, Inc. *		349,600
160,000	Wet Seal, Inc. *		84,080
			1,045,008
	SEMICONDUCTORS - 1.1%
60,000	Mattson Technology, Inc. *		148,200

	SOFTWARE - 4.4%
48,500	Rally Software Development Corp. * (a)		582,485

	TELECOMMUNICATIONS - 3.4%
20,000	Comverse, Inc. * (a)		446,600

	TOTAL COMMON STOCK (Cost - $12,492,006)		11,868,991

	SHORT-TERM INVESTMENTS - 2.8%
377,599	Fidelity Institutional Money Market Portfolio, Class I, 0.08%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $377,599)		377,599

	TOTAL INVESTMENTS - 92.5% (Cost - $12,869,605) (b)		$ 12,246,590
	OTHER ASSETS LESS LIABILITIES - 7.5%		991,633
	NET ASSETS - 100.0%		$ 13,238,223

	SECURITIES SOLD SHORT - (87.2%) *
	COMMON STOCK - (87.2%)
	AEROSPACE/DEFENSE - (2.8%)
8,000	AAR Corp.		$ 193,200
6,000	Aerovironment, Inc.		180,420
			373,620
	AUTO MANUFACTURERS - (5.4%)
2,917	Tesla Motors, Inc.		707,898

	AUTO PARTS & EQUIPMENT - (0.8%)
6,090	Miller Industries, Inc.		102,921

	BANKS - (1.1%)
3,144	Westamerica Bancorporation		146,259

	BUILDING MATERIALS - (0.7%)
5,527	AAON, Inc.		94,014

	CHEMICALS - (0.9%)
10,018	Landec Corp.		122,720
CATALYST FUNDS
CATALYST INSIDER LONG SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	SECURITIES SOLD SHORT - (87.2%) (Continued) *
	COMMON STOCK - (87.2%)
	COMMERCIAL SERVICES - (5.8%)
2,100	Emerge Energy Services LP		$ 242,130
3,431	ExamWorks Group, Inc.		112,365
10,500	Genpact Ltd.		171,360
5,251	Kforce, Inc.		102,762
4,353	Liberty Tax, Inc.		140,602
			769,219

	COMPUTERS - (2.0%)
2,769	3D Systems Corp.		128,399
5,815	Insight Enterprises, Inc.		131,593
			259,992
	DIVERSIFIED FINANCIAL SERVICES - (4.9%)
1,092	Ameriprise Financial, Inc.		134,731
45,000	WisdomTree Investments, Inc.		512,100
			646,831
	ELECTRIC - (0.9%)
2,343	Cleco Corp.		112,815

	ELECTRONICS - (0.9%)
2,389	Badger Meter, Inc.		120,525

	ENERGY-ALTERNATE SOURCES - (4.8%)
1,928	REX American Resources Corp.		140,513
8,356	SolarCity Corp.		498,018
			638,531
	ENVIRONMENTAL CONTROL - (1.0%)
2,752	Waste Connections, Inc.		133,527

	FOOD - (4.1%)
5,750	B&G Foods, Inc.		158,412
2,500	Fresh Del Monte Produce, Inc.		79,750
12,026	Inventure Foods, Inc.		155,857
2,500	United Natural Foods, Inc.		153,650
			547,669
	HEALTHCARE PRODUCTS - (3.4%)
2,793	Acadia Healthcare Co., Inc.		135,461
6,733	Luminex Corp.		131,293
1,799	Laboratory Corp. of America Holdings		183,048
			449,802
	HOUSEHOLD PRODUCTS/WARES - (2.9%)
2,469	Avery Dennison Corp.		110,241
4,000	Tupperware Brands Corp.		276,160
			386,401
	INSURANCE - (0.9%)
6,940	CNO Financial Group, Inc.		117,702

	INTERNET - (16.8%)
1,600	Amazon.com, Inc.		515,904
4,722	MercadoLibre, Inc.		513,045
50,000	TeleCommunication Systems, Inc. - Cl. A		139,500
392,610	Zynga, Inc. - Cl. A		1,060,047
			2,228,496
	IRON/STEEL - (1.6%)
3,000	Reliance Steel & Aluminum Co.		205,200

	MACHINERY-DIVERSIFIED - (0.5%)
2,500	Twin Disc, Inc.		67,400

	MEDIA - (1.0%)
5,000	Sinclair Broadcast Group, Inc.		130,450

	OIL & GAS - (2.2%)
2,613	Carrizo Oil & Gas, Inc.		140,632
4,000	Newfield Exploration Co.		148,280
			288,912
CATALYST FUNDS
CATALYST INSIDER LONG SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	SECURITIES SOLD SHORT - (87.2%) (Continued) *
	COMMON STOCK - (87.2%)
	OIL & GAS SERVICES - (1.3%)
8,105	Basic Energy Services, Inc.		$ 175,797

	PACKAGING & CONTAINERS - (1.2%)
12,500	Graphic Packaging Holding Co.		155,375

	REAL ESTATE - (1.5%)
6,700	RE/MAX Holdings, Inc. - Cl. A		199,191

	REITS - (1.1%)
3,523	HCP, Inc.		139,898

	RETAIL - (2.6%)
1,837	Asbury Automotive Group, Inc.		118,340
4,050	Finish Line, Inc.		101,372
1,586	Genesco, Inc.		118,554
			338,266
	SAVINGS & LOANS - (2.7%)
8,491	Flushing Financial Corp.		155,131
8,917	Home Bancorp, Inc.		202,505
			357,636
	SOFTWARE - (5.1%)
3,348	Electronic Arts, Inc.		119,222
19,869	Veeva Systems, Inc. - Cl. A		559,710
			678,932
	TELECOMMUNICATIONS - (0.8%)
2,052	Atlantic Tele-Network, Inc.		110,603

	TRANSPORTATION - (2.9%)
3,750	Con-way, Inc.		178,125
4,223	Saia, Inc.		209,292
			387,417
	TRUCKING & LEASING - (2.6%)
3,000	Greenbrier Cos, Inc.		220,140
6,120	Willis Lease Finance Corp.		125,582
			345,722

	TOTAL SECURITIES SOLD SHORT (Proceeds - $11,650,537) (b)		$ 11,539,741

* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
LP - Limited Partnership
(a) All or a portion of this security is segregated as collateral for securities sold short.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $1,194,566 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 1,177,984
		Unrealized depreciation	(1,665,701)
		Net unrealized depreciation	$ (487,717)

As of September 30, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Sold Short Percentage	Long Percentage
ARGENTINA		(4.4)%	-
BERMUDA		(1.5)%	2.0%
BRITAIN		-	2.7%
UNITED STATES		(81.3)%	85.0%
	Total Equity Holdings	(87.2)%	89.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares				Value
	COMMON STOCK - 97.4%
	AEROSPACE/DEFENSE - 1.9%
17,500	Exelis, Inc.			$ 289,450

	AGRICULTURE - 2.9%
7,500	Lorillard, Inc. ^			449,325

	BANKS - 5.1%
30,350	OmniAmerican Bancorp, Inc. ^			788,797

	BIOTECHNOLOGY - 0.0%
20,000	Cubist Pharmaceuticals, Inc. *			2,200

	CHEMICALS - 2.1%
12,500	Taminco Corp. * ^			326,250

	COMMERCIAL SERVICES - 0.1%
972	Vectrus, Inc. *			18,987

	COMPUTERS - 0.6%
29,289	Overland Storage, Inc. *			95,189
50,000	StorageNetworks, Inc. *#			-
				95,189
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
1	Blackhawk Network Holdings, Inc. *			32
6,250	NorthStar Asset Management Group, Inc. * ^			115,125
15,000	SWS Group, Inc. * ^			103,350
				218,507
	ENERGY-ALTERNATE SOURCES - 1.4%
95,000	Lightbridge Corp. *			218,500

	ENGINEERING & CONSTRUCTION - 3.1%
15,231	Foster Wheeler AG ^			481,604

	FOOD - 4.4%
20,000	Safeway, Inc. ^			686,000

	HEALTHCARE-PRODUCTS - 2.8%
40,000	American Medical Alert Corp. *#			40
5,000	Covidien PLC ^			432,550
				432,590
	HOLDING COMPANIES-DIVERSIFIED - 3.6%
3,750	Liberty TripAdvisor Holdings, Inc. * ^			127,125
25,631	Steel Partners Holdings LP * ^			425,731
				552,856
	INSURANCE - 3.4%
12,500	Aspen Insurance Holdings Ltd. ^			534,625

	INTERNET - 2.8%
10,000	TIBCO Software, Inc. *			236,300
5,000	Yahoo!, Inc. *			203,750
				440,050
	MEDIA - 21.7%
6,250	DIRECTV * ^			540,750
15,000	Media General, Inc. * ^			196,650
25,000	Sky Deutschland AG * ^			212,451
13,000	Time Warner Cable, Inc. ^			1,865,370
7,500	Time Warner, Inc. ^			564,075
				3,379,296
CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares				Value
	COMMON STOCK - 97.4% (Continued)
	MINING - 1.4%
35,000	African Barrick Gold PLC			$ 124,175
300,000	Crocodile Gold Corp. *			50,988
75,000	IC Potash Corp. *			17,108
67,000	US Silver & Gold, Inc. *			22,176
				214,447
	OIL & GAS - 8.2%
22,500	Cobalt International Energy, Inc. * ^			306,000
717,345	Dejour Energy, Inc. *			174,889
56,125	Gulf Coast Ultra Deep Royalty Trust *			112,250
50,000	Ithaca Energy, Inc. *			93,926
10,000	Kodiak Oil & Gas Corp. * ^			135,700
5,000	Oasis Petroleum, Inc. *			209,050
40,000	Paragon Offshore PLC * ^			246,000
				1,277,815
	PHARMACEUTICALS - 3.0%
2,000	Allergan, Inc. ^			356,380
231,800	Sanofi *			107,787
25,000	Trius Therapeutics, Inc. * #			-
				464,167
	REITS - 7.9%
42,500	American Realty Capital Properties, Inc. ^			512,550
17,500	NorthStar Realty Finance Corp. ^			309,225
20,900	Partners Real Estate Investment Trust			74,300
30,762	Spirit Realty Capital, Inc. ^			337,458
				1,233,533
	RETAIL - 9.3%
10,000	Family Dollar Stores, Inc. ^			772,400
5,350	Fred's, Inc. ^			74,900
7,500	Tim Hortons, Inc. ^			591,075
				1,438,375
	TELECOMMUNICATIONS - 10.3%
5,000	Loral Space & Communications, Inc. * ^			359,050
20,000	T-Mobile US, Inc. * ^			577,400
16,000	TW Telecom, Inc - Cl. A * ^			665,760
				1,602,210

	TOTAL COMMON STOCK (Cost - $16,334,220)			15,144,773

	EXCHANGE TRADED FUNDS - 3.0%
	EQUITY FUND - 3.0%
15,000	iPATH S&P 500 VIX Short-Term Futures ETN * ^			467,550
	TOTAL EXCHANGE TRADED FUNDS (Cost - $424,360)			467,550

	PREFERRED STOCK - 7.3%
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
10,000	Ladenburg Thalmann Financial Services, Inc., 8.00% ^			243,000
15,000	SLM Corp., 6.00% ^			326,250
				569,250
	INSURANCE - 1.2%
2,300	Endurance Specialty Holdings Ltd., 7.75%			60,053
5,100	PartnerRe Ltd., 5.875% ^			122,400
				182,453
	REITS - 0.8%
5,300	American Realty Capital Properties, Inc., 6.70% ^			122,536

	TRANSPORTATION - 1.7%
5,420	Costamare, Inc., 7.625% ^			140,541
4,500	Seaspan Corp., 8.25% ^			119,025
				259,566

	TOTAL PREFERRED STOCK (Cost - $1,081,305)			1,133,805
CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
		Expiration Date -
Shares		Exercise Price		Value
	WARRANTS - 2.4%
	PIPELINES - 2.4%
100,000	Kinder Morgan, Inc. *	05/25/2017 - $40.00		$ 364,000
	TOTAL WARRANTS (Cost - $359,103)			364,000

Contracts (a)
	PURCHASED OPTIONS - 0.7% *
	PUT OPTIONS PURCHASED- 0.1%
148	BreitBurn Energy Partners LP	01/17/2015 - $20.00		17,390
	TOTAL PUT OPTIONS PURCHASED (Cost - $9,314)			17,390

	CALL OPTIONS PURCHASED- 0.6%
50	Cobalt International, Inc.	04/17/2015 - $15.00		6,125
75	Gannett Co., Inc.	01/17/2015 - $30.00		10,575
55	Noble Corp.	01/17/2015 - $33.00		963
75	ProShares	12/20/2014 - $57.00		14,250
125	TIBCO Software, Inc.	10/18/2014 - $22.00		20,625
75	Tim Hortons, Inc.	10/18/2014 - $75.00		30,375
100	Yahoo!, Inc.	10/18/2014 - $40.00		15,300
	TOTAL CALL OPTIONS PURCHASED (Cost - $124,593)			98,213

	TOTAL PURCHASED OPTIONS (Cost - $133,907)			115,603

Shares
	SHORT-TERM INVESTMENTS - 1.5%
234,383	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $234,383)			234,383

	TOTAL INVESTMENTS - 112.3% ( Cost - $18,567,278 ) (b)			$ 17,460,114
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.3%)			(1,911,270)
	NET ASSETS - 100.0%			$ 15,548,844

	SECURITIES SOLD SHORT - (58.7%)*
	COMMON STOCK - (30.4%)
	ADVERTISING - (2.2%)
5,000	Omnicom Group, Inc.			$ 344,300

	BANKS - (2.2%)
10,188	Southside Bancshares, Inc.			338,751

	HEALTHCARE-PRODUCTS - (3.0%)
7,500	Medtronic, Inc.			464,625

	MEDIA - (11.2%)
32,500	Comcast Corp.			1,747,850

	OIL & GAS - (1.3%)
2,500	Whiting Petroleum Corp.			193,875

	PIPELINES - (3.7%)
3,000	Energy Transfer Partners LP			191,970
10,000	Kinder Morgan, Inc.			383,400
				575,370
	REITS - (1.0%)
3,950	Realty Income Corp.			161,121

	TELECOMMUNICATIONS - (5.8%)
5,000	Consolidated Communications Holdings, Inc.			125,250
17,000	Level 3 Communications, Inc.			777,410
				902,660

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $4,639,844)			4,728,552
CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares				Value
	EXCHANGE TRADED FUNDS SOLD SHORT - (28.3%)
	EQUITY FUNDS - (28.3%)
11,450	Consumer Staples Select Sector SPDR Fund			$ 516,510
2,500	Direxion Daily Financial Bull 3X Shares			256,650
8,500	iShares Russell 2000 ETF			929,475
3,500	iShares US Real Estate ETF			242,200
7,500	SPDR Dow Jones Industrial Average ETF Trust			1,275,525
6,000	SPDR S&P 500 ETF Trust			1,182,120
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $4,245,609)			4,402,480

	TOTAL SECURITIES SOLD SHORT (Proceeds - $8,885,453) (b)			$ 9,131,032

		Expiration Date -
Contracts (a)		Exercise Price
	OPTIONS WRITTEN - (2.1%)*
	PUT OPTIONS WRITTEN - (1.7%)
20	Gannett Co., Inc.	01/17/2015 - $27.00		$ 1,300
150	General Motors Co.	12/20/2014 - $34.00		42,750
50	Kinder Morgan Energy Partners LP	12/20/2014 - $97.50		34,125
75	Kinder Morgan Energy Partners LP	12/20/2014 - $100.00		66,188
100	Montage Technology Group LTD	01/17/2015 - $22.50		17,900
55	Noble Corp.	01/17/2015 - $23.00		6,930
75	ProShares	12/20/2014 - $57.00		21,750
300	Qr Energy LP	02/20/2015 - $20.00		43,500
100	Talisman Energy, Inc.	10/18/2014 - $11.00		24,100
35	TRW Automotive Holdings Corp.	10/18/2014 - $100.00		1,400
75	Yahoo!, Inc.	10/03/2014 - $39.00		450
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $229,765)			260,393

	CALL OPTIONS WRITTEN - (0.4%)
50	Barclays Short Term Futures	10/03/2014 - $31.00		4,650
50	Comcast Corp. *	01/17/2015 - $50.00		24,050
50	Currencyshares *	01/17/2015 - $123.00		13,650
100	Fred's, Inc. *	10/18/2014 - $15.00		5,000
250	TIBCO Software, Inc. *	10/18/2014 - $24.00		1,250
150	Tim Hortons, Inc. *	10/18/2014 - $80.00		8,250
100	Yahoo!, Inc. *	10/18/2014 - $43.00		4,400
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $125,506)			61,250

	TOTAL OPTIONS WRITTEN (Premiums Received - $355,271) (b)			$ 321,643

* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
PLC - Public Liability Company.
LP - Limited Partnership.
LLC - Limited Liablilty Company.
^ All or a portion of this security is segregated as collateral for options written and securities sold short.
(a) Each contract is equivalent to 100 shares of common stock.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $9,373,009 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 553,798
			Unrealized depreciation	(1,919,368)
			Net unrealized depreciation	$ (1,365,570)

As of September 30, 2014, the Fund's equity, exchange traded funds, preferred stock, stock rights and warrants holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Sold Short Percentage		Long Percentage
BERMUDA		-		3.8%
BRITAIN		-		1.4%
CANADA		-		6.0%
FRANCE		-		0.7%
GERMANY		-		1.4%
IRELAND		-		2.8%
SWITZERLAND		-		3.1%
UNITED STATES		(58.7)%		90.9%
	Total	(58.7)%		110.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST HEDGED FUTURES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
		Expiration Date -
Contracts (a)		Exercise Price	Value
	PURCHASED OPTIONS - 3.0% *
	PUT OPTIONS PURCHASED - 0.8%
100	S&P 500 Index Future	10/17/2014 - $1,450	$ 2,500
1,600	S&P 500 Index Future	11/21/2014 - $1,375	220,000
2,500	S&P 500 Index Future	11/21/2014 - $1,350	312,500
2,000	S&P 500 Index Future	12/19/2014 - $1,425	800,000
5,000	S&P 500 Index Future	01/16/2015 - $1,350	2,375,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,777,500)		3,710,000

	CALL OPTIONS PURCHASED - 2.2%
1,250	S&P 500 Index Future	10/17/2014 - $2,125	15,625
1,000	S&P 500 Index Future	10/17/2014 - $2,100	25,000
1,600	S&P 500 Index Future	10/17/2014 - $2,075	60,000
500	S&P 500 Index Future	10/17/2014 - $2,050	50,000
1,000	S&P 500 Index Future	10/17/2014 - $1,975	4,500,000
7,500	S&P 500 Index Future	11/21/2014 - $2,100	1,500,000
8,150	S&P 500 Index Future	12/19/2014 - $2,125	3,158,125
	TOTAL CALL OPTIONS PURHCASED (Cost - $18,051,000)		9,308,750

	TOTAL PURCHASED OPTIONS (Cost - $22,828,500)		13,018,750
Shares
	SHORT-TERM INVESTMENTS - 62.6%
268,997,262	Fidelity Institutional Money Market Portfolio, Class I, 0.08% ** (b)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $268,997,262)		268,997,262

	TOTAL INVESTMENTS - 65.6% (Cost - $291,825,762) (c)		$ 282,016,012
	OTHER ASSETS LESS LIABILITIES - 34.4%		147,555,622
	NET ASSETS - 100.0%		$ 429,571,634
Contracts (a)
	WRITTEN OPTIONS - (2.5%) *
	PUT OPTIONS WRITTEN - (0.6%)
2,000	S&P 500 Index Future	10/17/2014 - $1,700	$ 375,000
3,000	S&P 500 Index Future	11/21/2014 - $1,575	1,350,000
1,000	S&P 500 Index Future	11/21/2014 - $1,570	437,500
1,000	S&P 500 Index Future	11/21/2014 - $1,560	412,500
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $ 3,242,275)		2,575,000

	CALL OPTIONS WRITTEN - (1.9%)
1,250	S&P 500 Index Future	10/17/2014 - $2,125	15,625
500	S&P 500 Index Future	10/17/2014 - $2,060	25,000
2,000	S&P 500 Index Future	10/17/2014 - $2,020	1,200,000
1,000	S&P 500 Index Future	10/17/2014 - $2,000	1,750,000
3,400	S&P 500 Index Future	11/21/2014 - $2,150	127,500
13,800	S&P 500 Index Future	11/21/2014 - $2,125	1,035,000
2,000	S&P 500 Index Future	11/21/2014 - $2,075	1,100,000
600	S&P 500 Index Future	12/19/2014 - $2,175	60,000
16,000	S&P 500 Index Future	12/19/2014 - $2,150	3,000,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $22,759,188)		8,313,125

	TOTAL WRITTEN OPTIONS (Premiums Received - $26,001,463) (c)		$ 10,888,125

* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
(a) Each contract is equivalent to one futures contract.
(b) All or a portion of this security is segregated as collateral for options written.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $268,466,620 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 15,233,213
		Unrealized depreciation	(12,571,946)
		Net unrealized appreciation	$ 2,661,267

CATALYST FUNDS
CATALYST ACTIVIST INVESTOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 94.5%
	AUTO MANUFACTURERS - 2.4%
332	Navistar International Corp. *		$ 10,926

	AUTO PARTS & EQUIPMENT - 4.9%
724	Federal-Mogul Holdings Corp. *		10,766
112	Icahn Enterprises LP		11,854
			22,620
	BUILDING MATERIALS - 2.7%
446	USG Corp. *		12,260

	CHEMICALS - 8.7%
110	Air Products & Chemicals, Inc.		14,320
190	EI du Pont de Nemours & Co.		13,634
475	Platform Specialty Products Corp. *		11,884
			39,838
	COMMERCIAL SERVICES - 3.9%
591	Civeo Corp.		6,861
304	Sotheby's		10,859
			17,720
	COMPUTERS - 2.5%
61	International Business Machines Corp.		11,580

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
274	AerCap Holdings *		11,207

	ENERGY-ALTERNATE SOURCES - 1.7%
1,254	BioFuel Energy Corp. *		8,001
			8,001
	FOOD - 2.5%
1,278	SUPERVALU, Inc. *		11,425

	HEALTHCARE-SERVICES - 5.7%
252	Community Health Systems, Inc. *		13,807
170	DaVita HealthCare Partners, Inc. *		12,434
			26,241
	INSURANCE - 2.6%
292	Willis Group Holdings PLC		12,089

	INTERNET - 7.5%
56	Equinix, Inc. *		11,899
225	VeriSign, Inc. *		12,402
244	WebMD Health Corp. - Cl. A *		10,202
			34,503
	MEDIA - 2.4%
365	Gannett Co., Inc.		10,829

	MINING - 2.2%
409	Constellium NV - Cl. A *		10,065

	OIL & GAS - 9.6%
449	Chesapeake Energy Corp.		10,323
254	CVR Energy, Inc.		11,361
121	Hess Corp.		11,413
356	QEP Resources, Inc.		10,958
			44,055
	OIL & GAS SERVICES - 5.5%
194	Dresser-Rand Group, Inc. *		15,958
1,600	McDermott International, Inc. *		9,152
			25,110
CATALYST FUNDS
CATALYST ACTIVIST INVESTOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	COMMON STOCK - 94.5% (Continued)
	PHARMACEUTICALS - 5.7%
300	Herbalife Ltd.		$ 13,125
98	Valeant Pharmaceuticals International, Inc. *		12,858
			25,983
	RETAIL - 10.7%
303	Conn's, Inc. *		9,172
261	Darden Restaurants, Inc.		13,431
2,418	Office Depot, Inc. *		12,428
873	Regis Corp.		13,933
			48,964
	SEMICONDUCTORS - 2.6%
625	SunEdison, Inc. *		11,800

	SOFTWARE - 5.7%
1,311	Compuware Corp.		13,910
523	Take-Two Interactive Software, Inc. *		12,066
			25,976
	TELECOMMUNICATIONS - 2.5%
512	Juniper Networks, Inc.		11,341

	TOTAL COMMON STOCK (Cost - $457,306)		432,533

	STOCK RIGHTS - 0.8%
	ENERGY-ALTERNATE SOURCES - 0.8%
1,254	BioFuel Energy Corp. *		3,611
	TOTAL STOCK RIGHTS (Cost - $4,240)		3,611

	SHORT-TERM INVESTMENTS - 4.1%
18,827	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,827)		18,827

	TOTAL INVESTMENTS - 99.4% (Cost - $480,373) (a)		$ 454,971
	OTHER ASSETS LESS LIABILITIES - 0.6%		2,885
	NET ASSETS - 100.0%		$ 457,856

LP - Limited Partnership
PLC - Public Liability Company
* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $480,373 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 12,185
		Unrealized depreciation	(37,587)
		Net unrealized depreciation	$ (25,402)

As of September 30, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
BRITAIN			2.6%
NETHERLANDS			4.7%
UNITED STATES			87.2%
		Total Equity Holdings	94.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Principal		Coupon Rate (%)	Maturity		Value
	CORPORATE BONDS - 94.4%
	APPAREL - 4.3%
$ 27,000	Quiksilver, Inc.	7.875	8/1/2018		$ 24,165

	BANKS - 8.8%
26,000	Citigroup, Inc.	2.550	4/8/2019		26,005
23,000	JPMorgan Chase & Co.	2.350	1/28/2019		22,942
					48,947
	BIOTECHNOLOGY - 9.1%
22,000	Amgen, Inc.	5.700	2/1/2019		24,982
26,000	Celgene Corp.	2.250	5/15/2019		25,879
					50,861
	COMMERCIAL SERVICES - 9.2%
26,000	ADT Corp	4.125	4/15/2019		25,480
25,000	Western Union Co.	3.350	5/22/2019		25,779
					51,259
	COMPUTERS - 4.5%
25,000	Hewlett Packard Co.	2.750	1/14/2019		25,373

	COSMETICS/PERSONAL CARE - 4.6%
24,000	Avon Products, Inc.	5.750	3/1/2018		25,550

	DIVERSIFIED FINANCIAL SERVICES - 11.4%
10,000	Aircastle Ltd.	6.750	4/15/2017		10,713
10,000	Ally Financial, Inc.	4.750	9/10/2018		10,250
43,000	Icahn Enterprises LP	3.500	3/15/2017		42,570
					63,533
	ELECTRONICS - 4.7%
25,000	Kemet Corp.	10.500	5/1/2018		26,281

	ENVIRONMENTAL CONTROL - 4.5%
25,000	Nuverra Environmental Solutions, Inc.	9.875	4/15/2018		25,063

	HEALTHCARE SERVICES - 4.7%
25,000	HealthSouth Corp.	7.250	10/1/2018		25,906

	METAL FABRICATE/HARDWARE - 4.7%
26,000	Mueller Water Products, Inc.	7.375	6/1/2017		26,423

	MISCELLANEOUS MANUFACTURERS - 1.9%
10,000	Harsco Corp.	5.750	5/15/2018		10,712

	OFFICE/BUSINESS EQUIPMENT - 6.7%
35,000	Pitney Bowes, Inc.	4.750	5/15/2018		37,434

	OIL & GAS - 6.6%
10,000	Chesapeake Energy Corp.	6.500	8/15/2017		10,887
26,000	Swift Energy Co.	7.125	6/1/2017		26,000
					36,887
	OIL & GAS SERVICES - 4.5%
26,000	ION Geophysical Corp.	8.125	5/15/2018		25,317

	PHARMACEUTICALS - 4.2%
21,000	Merck Sharp & Dohme Corp.	5.000	6/30/2019		23,653

	TOTAL CORPORATE BONDS (Cost - $540,489)				527,364
CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares					Value
	SHORT-TERM INVESTMENTS - 3.9%
21,466	Fidelity Institutional Money Market Portfolio, Class I, 0.08% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,466)				$ 21,466

	TOTAL INVESTMENTS - 98.3% (Cost - $561,955) (a)				$ 548,830
	OTHER ASSETS LESS LIABILITIES - 1.7%				9,563
	NET ASSETS - 100.0%				$ 558,393

* Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $561,955 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation	$ -
				Unrealized depreciation	(13,125)
				Net unrealized depreciation	$ (13,125)

As of September 30, 2014, the Fund's bond holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer					Percentage
BERMUDA					1.9%
UNITED STATES					92.5%
				Total Bond Holdings	94.4%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September, 2014.

CATALYST FUNDS
CATALYST ABSOLUTE TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares				Value
	COMMON STOCK - 63.4%
	AGRICULTURE - 6.4%
101	Philip Morris International, Inc. ^			$ 8,423

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
4	BlackRock, Inc. - Cl. A			1,313

	ELECTRIC - 0.9%
30	Brookfield Infrastructure Partners LP			1,140

	GAS - 1.4%
18	Sempra Energy			1,897

	INVESTMENT COMPANIES - 18.5%
277	American Capital Ltd. * ^			3,922
256	Ares Capital Corp.			4,137
215	FS Investment Corp.			2,316
255	Golub Capital BDC, Inc.			4,067
268	Hercules Technology Growth Capital, Inc.			3,875
116	TCP Capital Corp.			1,864
84	Triangle Capital Corp.			2,127
129	TriplePoint Venture Growth BDC Corp.			1,885
				24,193
	OIL & GAS - 0.3%
40	Crestwood Equity Partners LP			423

	PIPELINES - 25.4%
66	Energy Transfer Equity LP			4,072
55	EnLink Midstream LLC			2,273
97	Enterprise Products Partners LP			3,909
59	Kinder Morgan, Inc.			2,262
52	Magellan Midstream Partners LP			4,377
23	MarkWest Energy Partners LP			1,767
30	ONEOK, Inc.			1,967
64	Plains All American Pipeline LP			3,767
26	SemGroup Corp.			2,165
45	Spectra Energy Corp.			1,767
89	Williams Cos, Inc.			4,926
				33,252
	PRIVATE EQUITY - 3.4%
105	Blackstone Group LP ^			3,305
50	KKR & Co. LP			1,115
				4,420
	REAL ESTATE - 0.8%
16	WP Carey Inc.			1,020

	REITS - 5.3%
44	Brixmor Property Group, Inc.			979
5	Essex Property Trust, Inc.			894
32	Health Care REIT, Inc.			1,996
49	Realty Income Corp.			1,999
7	Simon Property Group, Inc.			1,151
				7,019

	TOTAL COMMON STOCK (Cost - $84,251)			83,100

	MUTUAL FUNDS - 17.3%
	CLOSED-END FUNDS - 17.3%
130	CBRE Clarion Global Real Estate Income Fund			1,089
90	ClearBridge Energy MLP Fund, Inc.			2,509
110	ClearBridge Energy MLP Total Return Fund, Inc.			2,534
94	Fiduciary/Claymore MLP Opportunity Fund			2,666
125	Goldman Sachs MLP Income Opportunities Fund			2,718
28	Kayne Anderson MLP Investment Co.			1,144
450	PIMCO Municipal Income Fund III			4,820
54	Tortoise Energy Infrastructure Corp.			2,597
89	Tortoise MLP Fund, Inc.			2,585
	TOTAL MUTUAL FUNDS (Cost - $16,734)			22,662
CATALYST FUNDS
CATALYST ABSOLUTE TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares				Value
	EXCHANGE TRADED FUNDS - 2.4%
34	PowerShares Buyback Achievers Portfolio			$ 1,521
30	TrimTabs Float Shrink ETF			1,553
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,568)			3,074

	SHORT-TERM INVESTMENTS - 29.6%
38,739	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $38,739)			38,739

	TOTAL INVESTMENTS - 112.7% (Cost - $148,292) (b)			$ 147,575
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.7%)			(16,590)
	NET ASSETS - 100.0%			$ 130,985

	EXCHANGE TRADED FUNDS SOLD SHORT - (16.0%)*
	EQUITY FUNDS - (16.0%)
843	Alerian MLP ETF			$ 16,160
44	iShares National AMT-Free Muni Bond ETF			4,825
	TOTAL EXCHANGED TRADED FUNDS SOLD SHORT (Proceeds - $20,771) (b)			$ 20,985

Contracts (a)		Expiration Date -
	CALL OPTIONS WRITTEN - (0.1%)*	Exercise Price
1	American Capital Ltd.	11/22/2014 - $15.00		$ 26
1	American Capital Ltd.	01/17/2016 - $16.00		22
1	Blackstone Group LP	01/17/2015 - $36.00		33
1	Philip Morris International, Inc.	01/17/2015 - $87.50		80
	CALL OPTIONS WRITTEN (Proceeds - $196) (b)			$ 161

LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
^ All or a portion of this security is segregated as collateral for call options written.
(a) Each contract is equivalent to 100 shares of common stock.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $127,324 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 1,592
			Unrealized depreciation	(2,487)
			Net unrealized depreciation	$ (895)

As of September 30, 2014, the Fund's equity, mutual fund and exchange traded fund holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Short Pecentage			Long Percentage
BERMUDA	0.0%			0.9%
UNITED STATES	16.0%			82.2%
	Total Short Percentage 16.0%	Total Equity, Mutual Funds and Exchange Traded Funds Holdings		83.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 96.7%
	AIRLINES - 6.7%
80,000	Southwest Airlines Co.		$ 2,701,600

	BANKS - 4.6%
47,500	Bank of New York Mellon Corp.		1,839,675

	BEVERAGES - 3.6%
16,200	Brown-Forman Corp.		1,461,564

	BIOTECHNOLOGY - 8.7%
19,700	Celgene Corp. *		1,867,166
10,000	Illumina, Inc. *		1,639,200
			3,506,366
	COMMERCIAL SERVICES - 3.2%
15,000	McGraw Hill Financial, Inc.		1,266,750

	COMPUTERS - 3.5%
14,000	Apple, Inc.		1,410,500

	DIVERSIFIED FINANCIAL SERVICES - 7.9%
48,000	Charles Schwab Corp.		1,410,720
41,000	NASDAQ OMX Group, Inc.		1,739,220
			3,149,940
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.1%
13,500	Energizer Holdings, Inc.		1,663,335

	FOOD - 8.9%
32,000	Kroger Co.		1,664,000
52,200	WhiteWave Foods Co. - Cl. A *		1,896,426
			3,560,426
	HEALTHCARE-PRODUCTS - 3.8%
14,500	Teleflex, Inc.		1,523,080

	HEALTHCARE-SERVICES - 3.2%
10,570	WellPoint, Inc.		1,264,383

	INSURANCE - 3.4%
13,000	ACE Ltd.		1,363,310

	PACKAGING & CONTAINERS - 4.0%
25,000	Ball Corp.		1,581,750

	PHARMACEUTICALS - 4.9%
8,120	Actavis PLC *		1,959,194

	REITS - 3.4%
50,000	UDR, Inc.		1,362,500

	SEMICONDUCTORS - 12.1%
22,000	Avago Technologies Ltd.		1,914,000
25,000	Intel Corp.		870,500
35,200	Skyworks Solutions, Inc.		2,043,360
			4,827,860
	SOFTWARE - 2.8%
26,660	Broadridge Financial Solutions, Inc.		1,109,856

	TRUCKING & LEASING - 7.9%
20,000	GATX Corp.		1,167,400
27,425	Greenbrier Cos., Inc.		2,012,446
			3,179,846

	TOTAL COMMON STOCK (Cost - $31,998,809)		38,731,935
CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	SHORT-TERM INVESTMENTS - 7.8%
3,104,994	Federated Treasury Obligations Fund, Institutional Class, 0.01%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,104,994)		$ 3,104,994

	TOTAL INVESTMENTS - 104.5% (Cost - $35,103,803) (a)		$ 41,836,929
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5%)		(1,805,400)
	NET ASSETS - 100.0%		$ 40,031,529

* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
PLC - Public Liability Company
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $35,103,803 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 7,111,051
		Unrealized depreciation	(377,925)
		Net unrealized appreciation	$ 6,733,126

As of September 30, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
Singapore			4.8%
Switzerland			3.4%
United States			88.5%
		Total Equity Holdings	96.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 99.1%
	AEROSPACE/DEFENSE - 6.4%
10,211	Curtiss-Wright Corp.		$ 673,109
9,163	Rockwell Collins, Inc.		719,295
			1,392,404
	AUTO PARTS & EQUIPMENT - 3.1%
34,610	Dana Holding Corp.		663,474

	BIOTECHNOLOGY - 3.2%
14,647	Ligand Pharmaceuticals, Inc. *		688,263

	BUILDING MATERIALS - 3.3%
29,940	Masco Corp.		716,165

	COMMERCIAL SERVICES - 3.3%
9,451	Equifax, Inc.		706,368

	ELECTRONICS - 3.1%
32,495	Sanmina Corp. *		677,846

	ENERGY-ALTERNATE SOURCES - 3.2%
18,568	Green Plains, Inc.		694,257

	ENGINEERING & CONSTRUCTION - 3.3%
14,554	Jacobs Engineering Group, Inc. *		710,526

	HEALTHCARE-SERVICES - 3.5%
5,767	Humana, Inc.		751,382

	HOME FURNISHINGS - 3.2%
54,783	TiVo, Inc. *		700,949

	INSURANCE - 6.8%
15,305	HCC Insurance Holdings, Inc.		739,078
6,623	PartnerRe Ltd.		727,802
			1,466,880
	IRON/STEEL - 3.1%
64,159	Cliffs Natural Resources, Inc. +		665,970

	MEDIA - 3.2%
12,963	CBS Corp.		693,520

	OIL & GAS - 3.2%
28,638	PBF Energy, Inc. - Cl. A		687,312

	OIL & GAS SERVICES - 3.3%
11,098	Halliburton Co.		715,932

	PACKAGING & CONTAINERS - 3.1%
14,329	Rock-Tenn Co.		681,774

	PHARMACEUTICALS - 6.8%
17,415	Abbott Laboratories		724,290
19,300	VCA, Inc. *		759,069
			1,483,359
	REITS - 3.2%
31,489	Starwood Property Trust, Inc.		691,498

	RETAIL - 14.1%
21,070	BJ's Restaurants, Inc. *		758,309
10,342	Nordstrom, Inc.		707,083
27,974	Sally Beauty Holdings, Inc. *		765,648
36,434	Sonic Corp. *		814,664
			3,045,704
CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	COMMON STOCK - 99.1% (Continued)
	SEMICONDUCTORS - 3.3%
27,949	Microsemi Corp. *		$ 710,184

	SOFTWARE - 10.1%
13,479	Fair Isaac Corp.		742,693
15,933	MSCI, Inc. - Cl. A *		749,170
18,020	Oracle Corp.		689,806
			2,181,669
	TELECOMMUNICATIONS - 3.3%
58,707	Polycom, Inc. *		721,216

	TOTAL COMMON STOCK (Cost - $22,962,196)		21,446,652

	SHORT-TERM INVESTMENTS - 3.9%
853,741	Fidelity Institutional Money Market Portfolio, Class I, 0.08% ** (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $853,741)		853,741

	TOTAL INVESTMENTS - 103.0% (Cost - $23,815,937) (b)		$ 22,300,393
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0%)		(648,159)
	NET ASSETS - 100.0%		$ 21,652,234

* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
+ All or a portion of the security, is out on loan at September 30, 2014. Total loaned securities had a value of $484,746 at September 30, 2014.
(a) A portion of this security was purchased with cash received as collateral for securities on loan at September 30, 2014. Total collateral had a value of $492,059 on September 30, 2014.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $23,815,937 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 14,781
		Unrealized depreciation	(1,530,325)
		Net unrealized depreciation	$ (1,515,544)

As of September 30, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
BERMUDA			3.4%
UNITED STATES			95.7%
		Total Equity Holdings	99.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST/GROESBECK AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 80.1%
	AEROSPACE/DEFENSE - 1.8%
100	TransDigm Group, Inc.		$ 18,433

	APPAREL - 2.8%
400	Michael Kors Holdings Ltd. *		28,556

	BIOTECHNOLOGY - 6.2%
175	Alexion Pharmaceuticals, Inc. *		29,018
320	Gilead Sciences, Inc. *		34,064
			63,082
	COMMERCIAL SERVICES - 7.7%
200	FleetCor Technologies, Inc. *		28,424
500	TAL Education Group - ADR *		17,470
300	United Rentals, Inc. *		33,330
			79,224
	COMPUTERS - 2.6%
600	Cognizant Technology Solutions Corp. - Cl. A *		26,862

	DIVERSIFIED FINANCIALS SERVICES - 10.1%
1,200	Air Lease Corp. - Cl. A		39,000
100	BlackRock, Inc. - Cl. A		32,832
150	Visa, Inc. - Cl. A		32,006
			103,838
	INTERNET - 5.5%
150	Baidu, Inc. - ADR *		32,735
20	Priceline Group, Inc. *		23,172
			55,907
	LEISURE TIME - 2.9%
200	Polaris Industries, Inc.		29,958

	LODGING - 2.4%
400	Las Vegas Sands Corp.		24,884

	MISCELLANEOUS MANUFACTURING - 3.2%
700	Trinity Industries, Inc.		32,704

	OIL & GAS - 4.7%
1,000	Parsley Energy, Inc. - Cl. A *		21,330
1,000	Rice Energy, Inc. *		26,600
			47,930
	PHARMACEUTICALS - 12.7%
140	Actavis PLC *		33,779
500	Akorn, Inc. *		18,135
400	Express Scripts Holding Co. *		28,252
200	Perrigo Co. PLC		30,038
150	Valeant Pharmaceuticals International, Inc. *		19,680
			129,884
	RETAIL - 2.9%
200	O'Reilly Automotive, Inc. *		30,072

	SEMICONDUCTORS - 11.2%
1,000	Micron Technology, Inc. *		34,260
300	NXP Semiconductor *		20,529
420	QUALCOMM, Inc.		31,403
500	Skyworks Solutions, Inc.		29,025
			115,217

	TRANSPORTATION - 3.4%
500	Old Dominion Freight Line, Inc. *		35,320

	TOTAL COMMON STOCK (Cost - $816,276)		821,871
CATALYST FUNDS
CATALYST/GROESBECK AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	SHORT-TERM INVESTMENTS - 22.5%
230,608	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $230,608)		$ 230,608

	TOTAL INVESTMENTS - 102.6% (Cost - $1,046,884) (a)		$ 1,052,479
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6%)		(26,663)
	NET ASSETS - 100.0%		$ 1,025,816

ADR - American Depositary Receipt
PLC - Public Liability Company
* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,046,884 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 28,819
		Unrealized depreciation	(23,224)
		Net unrealized appreciation	$ 5,595

As of September 30, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
CHINA			4.9%
HONG KONG			2.8%
IRELAND			2.9%
NETHERLANDS			2.0%
UNITED STATES			67.5%
		Total Equity Holdings	80.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 99.3%
	AEROSPACE/DEFENSE - 2.8%
5,295	United Technologies Corp.		$ 559,152

	APPAREL - 3.4%
10,000	VF Corp.		660,300

	BANKS - 2.8%
9,650	Prosperity Bancshares, Inc.		551,691

	BIOTECHNOLOGY - 3.6%
5,105	Amgen, Inc.		717,048

	CHEMICALS - 2.8%
4,285	Praxair, Inc.		552,765

	COMPUTERS - 11.5%
8,400	Apple, Inc.		846,300
25,000	Hewlett Packard Co.		886,750
2,830	International Business Machines Corp.		537,219
			2,270,269
	DIVERSIFIED FINANCIAL SERVICES - 8.6%
1,810	BlackRock, Inc. - Cl. A		594,259
6,750	T Rowe Price Group, Inc.		529,200
2,640	Visa, Inc. - Cl. A		563,297
			1,686,756
	FOOD - 2.7%
10,600	General Mills, Inc.		534,770

	HEALTHCARE-PRODUCTS - 2.6%
7,150	Baxter International, Inc.		513,155

	HEALTHCARE-SERVICES - 4.7%
10,655	UnitedHealth Group, Inc.		918,994

	HOUSEHOLD PRODUCTS/WARES - 2.6%
7,415	Tupperware Brands Corp.		511,932

	LODGING - 2.1%
6,685	Las Vegas Sands Corp.		415,874

	MACHINERY-DIVERSIFIED - 2.7%
6,500	Deere & Co.		532,935

	MEDIA - 6.8%
5,480	FactSet Research Systems, Inc.		665,984
9,000	Time Warner, Inc.		676,890
			1,342,874
	MISCELLANEOUS MANUFACTURING - 2.5%
6,125	Dover Corp.		492,021

	OIL & GAS - 2.6%
4,280	Chevron Corp.		510,690

	PACKAGING & CONTAINERS - 2.5%
10,200	Rock-Tenn Co.		485,316

	PHARMACEUTICALS - 8.1%
8,450	Abbott Laboratories		351,435
8,450	AbbVie, Inc.		488,072
8,458	Mallinckrodt PLC *		762,489
			1,601,996
CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (CONTINUED)
September 30, 2014

Shares			Value
	COMMON STOCK - 99.3% (Continued)
	PIPELINES - 7.0%
8,469	Kinder Morgan Management LLC *		$ 797,356
10,400	Williams Cos, Inc.		575,640
			1,372,996
	REITS - 4.8%
8,500	Digital Realty Trust, Inc.		530,230
6,700	Ventas, Inc.		415,065
			945,295
	RETAIL - 1.8%
9,300	GNC Holdings, Inc. - Cl. A		360,282

	SEMICONDUCTORS - 3.2%
8,375	QUALCOMM, Inc.		626,199

	SOFTWARE - 3.7%
15,830	Microsoft Corp.		733,879

	TRANSPORTATION - 3.4%
20,875	CSX Corp.		669,252

	TOTAL COMMON STOCK (Cost - $14,938,843)		19,566,441

	SHORT-TERM INVESTMENTS - 0.8%
165,806	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $165,806)		165,806

	TOTAL INVESTMENTS - 100.1% (Cost - $15,104.649) (a)		$ 19,732,247
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(28,167)
	NET ASSETS - 100.0%		$ 19,704,080

LLC - Limited Liability Company.
PLC - Public Liability Company
* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $15,104,649 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 5,074,190
		Unrealized depreciation	(446,592)
		Net unrealized appreciation	$ 4,627,598

As of September, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
United States			99.3%
		Total Equity Holdings	99.3%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares				Value
	COMMON STOCK - 95.4%
	AEROSPACE/DEFENSE - 3.3%
1,105	Lockheed Martin Corp.			$ 201,972

	AIRLINES - 9.2%
4,349	Alaska Air Group, Inc.			189,355
5,188	Delta Air Lines, Inc.			187,546
2,845	Spirit Airlines, Inc. *			196,703
				573,604
	AUTO PARTS & EQUIPMENT - 3.2%
2,153	WABCO Holdings, Inc. *			195,815

	BEVERAGES - 3.2%
2,180	Monster Beverage Corp. *			199,841

	BIOTECHNOLOGY - 6.5%
1,882	Gilead Sciences, Inc. *			200,339
5,305	Myriad Genetics, Inc. *			204,614
				404,953
	COMMERCIAL SERVICES - 12.6%
7,691	Apollo Education Group, Inc. *			193,429
2,671	Gartner, Inc. *			196,238
6,222	H&R Block, Inc.			192,944
2,109	Moody's Corp.			199,301
				781,912
	COMPUTERS - 6.4%
1,963	Apple, Inc.			197,772
2,274	Syntel, Inc. *			199,976
				397,748
	FOOD - 3.1%
6,369	Pilgrim's Pride Corp. *			194,637

	HEALTHCARE-PRODUCTS - 6.3%
1,355	CR Bard, Inc.			193,372
1,902	Edwards Lifesciences Corp. *			194,289
				387,661
	HOME BUILDERS - 3.1%
10,713	PulteGroup, Inc.			189,192

	INTERNET - 6.3%
1,623	F5 Networks, Inc. *			192,715
3,569	VeriSign, Inc. *			196,723
				389,438
	RETAIL - 19.1%
394	AutoZone, Inc. *			200,806
3,107	Bed Bath & Beyond, Inc. *			204,534
5,850	Best Buy Co., Inc.			196,502
3,492	Dollar Tree, Inc. *			195,796
4,596	GameStop Corp. - Cl. A			189,355
2,837	PetSmart, Inc.			198,845
				1,185,838
	SEMICONDUCTORS - 6.8%
6,434	Micron Technology, Inc. *			220,429
3,473	Skyworks Solutions, Inc.			201,608
				422,037
	SOFTWARE - 6.3%
5,119	Aspen Technology, Inc. *			193,089
1,683	Dun & Bradstreet Corp.			197,702
				390,791

	TOTAL COMMON STOCK (Cost - $5,747,455)			5,915,439
CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Contracts (a)		Expiration Date - Exercise Price		Value
	PUT OPTIONS PURCHASED - 0.4%*
32	S & P 500 Index	10/18/2014 - $1,905.00		$ 24,480
	TOTAL PUT OPTIONS PURCHASED (Cost - $19,873)			24,480

Shares
	SHORT-TERM INVESTMENTS - 4.4%
273,766	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $273,766)			273,766

	TOTAL INVESTMENTS - 100.2% (Cost - $6,041,094) (b)			$ 6,213,685
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)			(15,578)
	NET ASSETS - 100.0%			$ 6,198,107

* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
(a) Each contract is equivalent to 100 shares of common stock.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $6,040,421 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 316,874
			Unrealized depreciation	(143,610)
			Net unrealized appreciation	$ 173,264

As of September 30, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Long Percentage
UNITED STATES				95.4%
			Total Equity Holdings	95.4%

Percentages in the above table are based on net assets of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 98.8%
	AEROSPACE/DEFENSE - 12.4%
36,791	General Dynamics Corp.		$ 4,675,768
26,733	Lockheed Martin Corp.		4,886,258
36,870	United Technologies Corp.		3,893,472
			13,455,498
	AGRICULTURE - 3.9%
70,407	Lorillard, Inc.		4,218,083

	BEVERAGES - 4.3%
72,357	Dr Pepper Snapple Group, Inc.		4,653,278

	COMPUTERS - 17.2%
45,437	Apple, Inc.		4,577,778
159,829	EMC Corp		4,676,596
23,005	International Business Machines Corp.		4,367,039
116,248	NetApp, Inc.		4,994,014
			18,615,427
	FOOD - 7.5%
43,843	Hershey Co.		4,183,938
70,912	Kraft Foods Group, Inc.		3,999,437
			8,183,375
	HOUSEHOLD PRODUCTS/WARES - 3.9%
60,749	Church & Dwight Co., Inc.		4,262,150

	INTERNET - 4.0%
185,437	Symantec Corp.		4,359,624

	MISCELLANEOUS MANUFACTURERS - 3.5%
46,769	Dover Corp.		3,756,954

	OIL & GAS SERVICES - 3.6%
51,680	National Oilwell Varco, Inc.		3,932,848

	PHARMACEUTICALS - 4.0%
75,539	AbbVie, Inc.		4,363,133

	RETAIL - 15.8%
136,150	Best Buy Co., Inc.		4,573,278
124,000	Coach, Inc.		4,415,640
101,890	Gap, Inc.		4,247,794
59,129	Williams-Sonoma, Inc.		3,936,217
			17,172,929
	SOFTWARE - 7.9%
145,414	CA, Inc.		4,062,867
101,675	Paychex, Inc.		4,494,035
			8,556,902
	TELECOMMUNICATIONS - 3.7%
63,688	Motorola Solutions, Inc.		4,030,177

	TOYS/GAMES/HOBBIES - 7.1%
79,885	Hasbro, Inc.		4,393,276
109,472	Mattel, Inc.		3,355,317
			7,748,593

	TOTAL COMMON STOCK (Cost - $106,500,690)		107,308,971
CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	SHORT-TERM INVESTMENTS - 1.4%
1,493,503	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,493,503)		$ 1,493,503

	TOTAL INVESTMENTS - 100.2% (Cost - $107,994,193) (a)		$ 108,802,474
	OTHER LIABILITIES LESS OTHER ASSETS - (0.2%)		(162,398)
	NET ASSETS - 100.0%		$ 108,640,076

* Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $107,994,193 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 5,519,760
		Unrealized depreciation	(4,711,479)
		Net unrealized appreciation	$ 808,281

As of September 30, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
UNITED STATES			98.8%
		Total Equity Holdings	98.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 6.9%
	BANKS - 0.8%
5,000	Wells Fargo & Co.		$ 259,350

	CHEMICALS - 1.1%
3,200	Monsanto Co.		360,032

	INSURANCE - 1.5%
3,800	Berkshire Hathaway, Inc. *		524,932

	MEDIA - 0.8%
3,000	Walt Disney Co.		267,090

	RETAIL - 0.6%
2,200	McDonald's Corp.		208,582

	TELECOMMUNICATIONS - 2.1%
10,000	AT&T, Inc.		352,400
7,000	Verizon Communications, Inc.		349,930
			702,330

	TOTAL COMMON STOCK (Cost - $2,263,995)		2,322,316

	EXCHANGE TRADED FUNDS - 14.3%
	EQUITY FUNDS - 14.3%
9,000	ALPS Sector Dividend Dogs ETF		335,205
7,400	PowerShares Buyback Achievers Portfolio		331,076
21,000	SPDR S&P 500 ETF Trust		4,137,420
	TOTAL EXCHAGED TRADED FUNDS (Cost - $4,863,038)		4,803,701

	MUTUAL FUNDS - 5.7%
	DEBT FUND - 1.5%
51,423	DoubleLine Flexible Income Fund		516,802

	EQUITY FUND - 4.2%
38,293	Artisan International Value Fund		1,400,000

	TOTAL MUTUAL FUNDS (Cost - $2,018,185)		1,916,802

	SHORT-TERM INVESTMENTS - 76.8%
25,850,009	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,850,009)		25,850,009

	TOTAL INVESTMENTS - 103.7% (Cost - $34,995,227) (a)		$ 34,892,828
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7%)		(1,242,480)
	NET ASSETS - 100.0%		$ 33,650,348

* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $34,974,166 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 64,259
		Unrealized depreciation	(145,597)
		Net unrealized depreciation	$ (81,338)

As of September 30, 2014, the Fund's equity and exchange traded funds holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
UNITED STATES			26.9%
		Total Equity Holdings	26.9%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares				Value
	COMMON STOCK - 93.8%
	AEROSPACE/DEFENSE - 1.7%
93,000	Kratos Defense & Security Solutions, Inc. * (a)			$ 610,080

	AGRICULTURE - 5.5%
78,000	GrainCorp Ltd.			583,671
6,000	Imperial Tobacco Group PLC			520,620
29,000	Swedish Match			940,919
				2,045,210
	AUTO MANUFACTURERS - 1.7%
41,500	Ford Motor Co. (a)			613,785

	BEVERAGES - 2.5%
12,400	Molson Coors Brewing Co. - Cl. B (a)			923,056

	CHEMICALS - 1.9%
20,000	Potash Corp. of Saskatchewan, Inc. (a)			691,200

	CLOSED-END FUNDS - 0.8%
25,250	Central Fund of Canada Ltd.			310,827

	COMMERCIAL SERVICES - 2.5%
410,000	Bangkok Expressway PCL			480,360
15,500	Weight Watchers International, Inc.			425,320
				905,680
	COMPUTERS - 4.5%
75,100	Brocade Communications Systems, Inc. (a)			816,337
24,500	VeriFone Systems, Inc. * (a)			842,310
				1,658,647
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
57,228	JSE Ltd.			498,844

	ELECTRIC - 3.6%
4,000	Consolidated Edison, Inc.			226,640
5,000	GDF Suez - ADR			125,375
39,280	GDF Suez			985,189
				1,337,204
	ENGINEERING & CONSTRUCTION - 2.7%
17,500	Koninklijke Boskalis Westminster			985,251

	FOOD - 10.3%
27,650	Alliance Grain Traders, Inc. *			712,583
25,000	Campbell Soup Co.			1,068,250
7,000	Ingredion, Inc.			530,530
10,000	Nestle SA - ADR			736,300
28,307	Snyder's-Lance, Inc.			750,136
				3,797,799
	HOUSEHOLD PRODUCTS/WARES - 1.5%
32,000	Reckitt Benckiser Group PLC			556,480

	INTERNET - 5.0%
15,000	AOL, Inc. * (a)			674,250
2,500	eBay, Inc. *			141,575
21,900	Symantec Corp.			514,869
191,500	TeleCommunication Systems, Inc. - Cl. A *			534,285
				1,864,979
	INVESTMENT COMPANIES - 1.7%
16,000	Exor SpA			621,145

	LODGING - 1.2%
310,000	Shangri-La Asia Ltd.			459,892
CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares				Value
	COMMON STOCK - 93.8% (Continued)
	MEDIA - 2.1%
68,526	Societe d'Edition de Canal			$ 511,460
45,000	Television Broadcasts Ltd.			268,599
				780,059
	MISCELLANEOUS MANUFACTURING - 2.3%
95,000	Orkla ASA			859,334

	OIL & GAS - 9.5%
12,000	BP PLC - ADR			527,400
5,000	Eni SpA - ADR			236,250
15,500	Marathon Oil Corp.			582,645
11,500	Royal Dutch Shell PLC (a)			875,495
17,000	Statoil ASA - ADR			461,720
13,000	Total SA - ADR			837,850
				3,521,360
	PHARMACEUTICALS - 8.4%
7,500	Johnson & Johnson			799,425
11,500	Novartis AG			1,082,495
21,400	Sanofi			1,207,602
				3,089,522
	REITS - 2.1%
2,525,000	Lippo Malls Indonesia Retail Trust			782,132

	RETAIL - 5.4%
19,600	Bob Evans Farms, Inc.			927,864
127,400	Wendy's Co. (a)			1,052,324
				1,980,188
	SOFTWARE - 4.6%
22,000	Microsoft Corp. (a)			1,019,920
97,500	Seachange International, Inc. * (a)			678,600
				1,698,520
	TELECOMMUNICATIONS - 7.7%
25,000	Cisco Systems, Inc. (a)			629,250
68,000	Orange SA - ADR			1,002,320
20,000	Vivendi SA			482,933
22,000	Vodafone Group PLC - ADR			723,580
				2,838,083
	TRANSPORTATION - 1.4%
1,755,700	BTS Rail Mass Transit Growth Infrastructure Fund			533,195

	WATER - 1.8%
39,400	Suez Environnement Co.			666,512

	TOTAL COMMON STOCK (Cost - $32,778,910)			34,628,984

	SHORT-TERM INVESTMENTS - 8.4%
3,105,178	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,105,178)			3,105,178

	TOTAL INVESTMENTS - 102.2% (Cost - $35,884,088) (c)			$ 37,734,162
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2%)			(796,398)
	NET ASSETS - 100.0%			$ 36,937,764

Contracts (b)		Expiration Date - Exercise Price
	CALL OPTIONS WRITTEN - (0.7%) *
50	AOL, Inc.	10/18/2014 - $39.00		$ 29,500
110	Brocade Comms. Systems, Inc.	10/18/2014 - $10.00		10,670
76	Brocade Comms. Systems, Inc.	10/18/2014 - $9.00		14,136
150	Brocade Comms. Systems, Inc.	01/17/2015 - $10.00		18,000
50	Cisco Systems, Inc.	04/17/2015 - $26.00		4,850
CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Contracts (b)		Expiration Date - Exercise Price		Value
	CALL OPTIONS WRITTEN - (0.7%) (continued)*
150	Ford Motor Co.	12/20/2014 - $17.00		$ 1,200
85	Ford Motor Co.	03/20/2015 - $17.00		1,700
400	Kratos Defense & Security Solutions, Inc.	02/20/2015 - $7.50		16,000
100	Microsoft Corp.	01/15/2016 - $47.00		35,500
20	Molson Coors Brewing Co. - Cl. B	01/17/2015 - $65.00		20,900
1	Molson Coors Brewing Co	01/17/2015 - $55.00		1,955
40	Molson Coors Brewing Co. - Cl. B	01/15/2016 - $80.00		22,600
40	Potash Corp. Saskatchewan, Inc.	01/17/2015 - $35.00		4,280
50	Potash Corp. Saskatchewan, Inc.	03/20/2015 - $36.00		5,400
20	Royal Dutch Shell PLC	01/17/2015 - $75.00		5,720
200	SeaChange International,. Inc.	04/17/2015 - $7.50		13,000
80	VeriFone Systems, Inc.	01/15/2016 - $40.00		32,800
200	Wendy's Co.	01/17/2015 - $10.00		1,500
224	Wendy's Co.	01/15/2016 - $10.00		11,200
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $236,760) (c)			250,911

* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.
PLC - Public Liability Company.
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One contract is equivalent to 100 shares of common stock.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $35,665,341 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 2,694,550
			Unrealized depreciation	(876,640)
			Net unrealized appreciation	$ 1,817,910

As of September 30, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
Britain				6.3%
Canada				4.6%
France				15.8%
Hong Kong				2.0%
Italy				2.3%
Netherlands				5.0%
Norway				3.6%
South Africa				1.4%
Sweden				2.5%
Switzerland				4.9%
Thailand				2.7%
United States				42.7%
			Total Equity Holdings	93.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares				Value
	COMMON STOCK - 64.7%
	AEROSPACE/DEFENSE - 0.5%
17,000	Kratos Defense & Security Solutions, Inc. * (a)			$ 111,520

	AGRICULTURE - 3.0%
4,300	Imperial Tobacco Group PLC - ADR			373,111
7,500	Swedish Match AB			243,341
				616,452
	AUTO MANUFACTURERS - 1.5%
21,000	Ford Motor Co. (a)			310,590

	BEVERAGES - 2.6%
7,000	Molson Coors Brewing Co.			521,080

	CHEMICALS - 1.9%
11,000	Potash Corp. of Saskatchewan, Inc. (a)			380,160

	CLOSED-END FUNDS - 0.5%
7,500	Central Fund of Canada Ltd.			92,325

	COMMERCIAL SERVICES - 0.9%
149,900	Bangkok Expressway PCL			175,625

	COMPUTERS - 4.7%
38,900	Brocade Communications Systems, Inc. (a)			422,843
15,600	VeriFone Systems, Inc. * (a)			536,328
				959,171
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
37,010	JSE Ltd.			322,608

	ELECTRIC - 2.0%
4,000	Consolidated Edison, Inc.			226,640
7,650	GDF Suez			191,871
				418,511
	ENGINEERING & CONSTRUCTION - 1.1%
4,000	Koninklijke Boskalis Westminster			225,200

	FOOD - 6.0%
8,150	Alliance Grain Traders, Inc.			210,038
4,500	Campbell Soup Co.			192,285
7,000	Ingredion, Inc.			530,530
11,564	Snyder's-Lance, Inc.			306,446
				1,239,299
	HOUSEHOLD PRODUCTS/WARES - 1.4%
17,000	Reckitt Benckiser Group PLC - ADR			295,630

	INTERNET - 3.4%
10,000	AOL, Inc. * (a)			449,500
86,000	TeleCommunication Systems, Inc. - Cl. A *			239,940
				689,440
	INVESTMENT COMPANIES - 1.1%
6,000	Exor SpA			232,929

	LODGING - 1.3%
175,000	Shangri-La Asia Ltd.			259,617

	MEDIA - 3.0%
42,000	Societe d'Edition de Canal +			313,477
50,000	Television Broadcasts Ltd.			298,443
				611,920
	MISCELLANEOUS MANUFACTURING - 2.3%
52,000	Orkla ASA			470,372
CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares				Value
	COMMON STOCK - 64.7% (Continued)
	OIL & GAS - 5.4%
2,500	BP PLC - ADR			$ 109,875
2,000	Eni SpA - ADR			94,500
10,000	Marathon Oil Corp.			375,900
3,500	Royal Dutch Shell PLC - ADR			266,455
4,500	Statoil ASA - ADR			122,220
2,000	Total SA - ADR			128,900
				1,097,850
	PHARMACEUTICALS - 6.5%
4,400	Johnson & Johnson			468,996
4,725	Novartis AG - ADR			444,764
7,500	Sanofi - ADR			423,225
				1,336,985
	REITS - 1.4%
900,000	Lippo Malls Indonesia Retail Trust			278,780

	RETAIL - 4.5%
5,000	Bob Evans Farms, Inc.			236,700
82,400	Wendy's Co. (a)			680,624
				917,324
	SOFTWARE - 0.7%
20,100	Seachange International Inc. *			139,896

	TELECOMMUNICATIONS - 6.4%
14,500	Cisco Systems, Inc.			364,965
27,500	Orange SA - ADR			405,350
12,800	Vivendi SA			309,077
7,090	Vodafone Group PLC - ADR			233,190
				1,312,582
	WATER - 1.0%
12,485	Suez Environnement Co.			211,203

	TOTAL COMMON STOCK (Cost - $11,975,135)			13,227,069

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 1.0%
	AUTO MANUFACTURERS - 1.0%
$ 200,000	Navistar International Corp.	3.000	10/15/2014	199,625
	TOTAL CONVERTIBLE BONDS (Cost - $200,875)			199,625

	CORPORATE BONDS - 30.1%
	AEROSPACE/DEFENSE - 1.6%
300,000	Embraer Overseas Ltd.	6.375	1/24/2017	327,600

	BANKS - 2.1%
431,000	Eksportfinans ASA	3.000	11/17/2014	432,034

	BEVERAGES - 0.8%
166,000	Constellation Brands, Inc.	8.375	12/15/2014	167,992

	BUILDING MATERIALS - 1.8%
348,000	Lafarge SA	6.500	7/15/2016	373,230

	COAL - 0.9%
185,000	Peabody Energy Corp.	7.375	11/1/2016	196,100

	COMMERCIAL SERVICES - 1.3%
275,000	Deluxe Corp.	5.125	10/1/2014	275,000

	COMPUTERS - 1.3%
250,000	Unisys Corp.	6.250	8/15/2017	263,125
CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 30.1% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 7.2%
$ 250,000	Ally Financial, Inc.	3.500	7/18/2016	$ 252,812
206,000	International Lease Finance Corp.	8.750	3/15/2017	229,690
430,000	Springleaf Finance Corp.	6.000	10/15/2014	430,000
200,000	Springleaf Finance Corp.	6.000	10/15/2014	200,000
55,000	Springleaf Finance Corp.	6.000	11/15/2014	55,053
136,000	Springleaf Finance Corp.	6.000	12/15/2014	136,609
164,000	Springleaf Finance Corp.	6.000	12/15/2014	164,415
				1,468,579
	HEALTHCARE-SERVICES - 1.0%
101,000	HCA, Inc.	7.190	11/15/2015	105,545
90,000	HCA, Inc.	9.000	12/15/2014	90,900
				196,445
	HOME BUILDERS - 2.2%
410,000	K Hovnanian Enterprises, Inc.	11.875	10/15/2015	442,800

	IRON/STEEL - 2.0%
70,000	ArcelorMittal	4.250	3/1/2016	71,400
324,000	United States Steel Corp.	6.050	6/1/2017	344,250
				415,650

	LODGING - 1.4%
121,000	MGM Resorts International	6.625	7/15/2015	124,327
152,000	MGM Resorts International	6.875	4/1/2016	160,550
				284,877
	MACHINERY-DIVERSIFIED - 1.5%
300,000	CNH Industrial Capital LLC	3.875	11/1/2015	301,875

	MEDIA - 1.6%
225,000	DISH DBS Corp.	6.625	10/1/2014	225,000
110,000	DISH DBS Corp.	7.750	5/31/2015	113,712
				338,712
	OIL & GAS - 1.0%
192,000	Petrobras International Finance Co. SA	3.875	1/27/2016	196,512

	TELECOMMUNICATIONS - 2.4%
320,000	Sprint Communications, Inc.	6.000	12/1/2016	336,600
147,000	Telecom Italia Capital SA	5.250	10/1/2015	151,043
				487,643

	TOTAL CORPORATE BONDS (Cost - $6,214,433)			6,168,174
Shares
	SHORT-TERM INVESTMENTS - 4.5%
927,958	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $927,958)			927,958

	TOTAL INVESTMENTS - 100.3% (Cost - $19,318,401) (c)			$ 20,522,826
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)			(71,143)
	NET ASSETS - 100.0%			$ 20,451,683

Contracts (b)		Expiration Date - Exercise Price
	CALL OPTIONS WRITTEN - (0.9%) *
100	AOL Inc.	10/18/2014 - $39.00		$ 59,000
299	Brocade Comms. Systems, Inc.	10/18/2014 - $9.00		55,614
210	Ford Motor Co.	01/17/2015 - $17.00		2,310
170	Kratos Defense & Security Sol	11/22/2014 - $7.50		3,400
70	Potash Corp. Saskatchewan, Inc.	12/20/2014 - $37.00		2,310
80	VeriFone Systems Inc.	01/15/2016 - $35.00		48,800
300	Wendy's Co.	01/17/2015 - $10.00		2,250
150	Wendy's Co.	01/15/2016 - $10.00		7,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $167,211) (c)			$ 181,184
CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.
LLC - Limited Liablilty Company.
PLC - Public Liability Company.
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $19,151,616 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 1,648,342
			Unrealized depreciation	(458,316)
			Net unrealized appreciation	$ 1,190,026

As of September 30, 2014, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
Britain				4.9%
Canada				3.3%
Cayman Islands				1.6%
France				11.5%
Hong Kong				2.7%
Italy				1.6%
Luxembourg				2.0%
Netherlands				2.4%
Norway				5.0%
Singapore				1.4%
South Africa				1.6%
Sweden				1.2%
Switzerland				2.2%
Thailand				0.9%
United States				53.5%
		Total Debt and Equity Holdings		95.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares					Value

	EXCHANGE TRADED FUNDS - 0.4%
14,375	PowerShares Senior Loan Portfolio				$ 349,025
	TOTAL EXCHANGE TRADED FUNDS (Cost - $357,506)				349,025

Principal		Coupon Rate (%)		Maturity
	CORPORATE BONDS - 22.5%
	AEROSPACE/DEFENSE - 0.2%
$ 150,000	LMI Aerospace, Inc. #	7.375		7/15/2019	150,000

	AIRLINES - 0.6%
500,000	United Continental Holdings, Inc.	6.000		7/15/2026	466,250

	APPAREL - 0.4%
500,000	Quiksilver, Inc.	10.000		8/1/2020	295,000

	BEVERAGES - 0.3%
250,000	Innovation Ventures LLC #	9.500		8/15/2019	245,000

	BUILDING MATERIALS - 0.3%
250,000	Hardwoods Acquisition, Inc. #	7.500		8/1/2021	246,250

	COMMERCIAL SERVICES - 2.5%
250,000	Brand Energy & Infrastructure Services, Inc. #	8.500		12/1/2021	251,250
500,000	Cenveo Corp. #	6.000		8/1/2019	468,750
500,000	Harland Clarke Holdings Corp. #	9.250		3/1/2021	506,250
750,000	Sotheby's	5.250		10/1/2022	710,625
					1,936,875
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
250,000	Aston Escrow Corp. #	9.500		8/15/2021	243,750
250,000	DFC Finance Corp. #	10.500		6/15/2020	242,500
750,000	Enova International, Inc. #	9.750		6/1/2021	750,000
750,000	Fly Leasing Ltd.	6.375		10/15/2021	742,500
250,000	SquareTwo Financial Corp.	11.625		4/1/2017	249,375
					2,228,125
	ELECTRIC - 1.6%
500,000	Illinois Power Generating Co.	7.000		4/15/2018	475,000
750,000	NRG Energy, Inc. #	6.250		7/15/2022	769,219
					1,244,219
	ENVIRONMENTAL CONTROL - 0.6%
500,000	SAExploration Holdings, Inc. #	10.000		7/15/2019	490,000

	HOLDING COMPANIES-DIVERSIFIED - 1.1%
500,000	Harbinger Group, Inc. #	7.750		1/15/2022	496,250
375,000	Stena AB #	7.000		2/1/2024	390,000
					886,250
	HOUSEHOLD PRODUCTS/WARES - 1.0%
750,000	Armored Autogroup, Inc.	9.250		11/1/2018	768,750

	INVESTMENT COMPANIES - 0.3%
250,000	Covenant Surgical Partners, Inc. #	8.750		8/1/2019	248,750

	MEDIA - 0.3%
250,000	SiTV LLC #	10.375		7/1/2019	246,875

	MINING - 0.3%
250,000	Barminco Finance Pty Ltd. #	9.000		6/1/2018	216,250

	MISCELLANEOUS MANUFACTURING - 0.3%
250,000	Jac Holding Corp. #	11.500		10/1/2019	255,625

	OIL & GAS - 0.6%
500,000	Ocean Rig UDW, Inc. #	7.250		4/1/2019	457,500
CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal		Coupon Rate (%)		Maturity	Value
	CORPORATE BONDS - 22.5% (Continued)
	OTHER ASSET BACKED SECURITY - 2.2%
$ 1,000,000	BlueMountain CLO 2012-1 Ltd. #	5.734	*	7/20/2023	$ 983,750
250,000	Longfellow Place CLO Ltd. #	5.984	*	1/15/2024	242,500
500,000	Sound Point CLO Ltd. #	6.234	*	10/20/2023	495,000
					1,721,250
	PIPELINES - 0.9%
500,000	Niska Gas Storage Canada ULC . #	6.500		4/1/2019	437,500
250,000	Rockies Express Pipeline LLC #	6.000		1/15/2019	260,000
					697,500
	REAL ESTATE - 0.3%
250,000	Rialto Holdings LLC #	7.000		12/1/2018	255,000

	RETAIL - 3.1%
250,000	DriveTime Automotive Group, Inc. #	8.000		6/1/2021	238,125
1,000,000	JC Penney Corp., Inc.	5.750		2/15/2018	935,000
750,000	JC Penney Corp., Inc.	8.125		10/1/2019	731,250
500,000	Ruby Tuesday, Inc.	7.625		5/15/2020	495,000
					2,399,375
	SEMICONDUCTORS - 0.6%
500,000	Micron Technology, Inc. #	5.500		2/1/2025	488,750

	TELECOMMUNICATIONS - 1.6%
750,000	Avaya, Inc. #	7.000		4/1/2019	727,500
250,000	Frontier Communications Corp.	6.875		1/15/2025	246,875
250,000	T-Mobile USA, Inc.	6.000		3/1/2023	249,688
					1,224,063
	TRANSPORTATION - 0.5%
144,197	Golden State Petroleum Transport Corp.	8.040		2/1/2019	129,472
250,000	Navios South American Logistics, Inc. *	7.250		5/1/2022	247,500
					376,972

	TOTAL CORPORATE BONDS (Cost - $17,960,478)				17,544,629

	BANK LOANS - 80.2%
	ADVERTISING - 4.4%
1,247,457	Affinion Group Inc.	6.750	*	10/9/2016	1,215,684
250,000	Affinion Group Inc.	8.500	*	10/31/2018	242,188
500,000	Checkout Holding Corp (Catalina Marketing)	4.500	*	4/9/2021	487,875
250,000	Checkout Holding Corp (Catalina Marketing)	7.750	*	4/9/2022	240,625
1,250,000	Visant Corp.	6.000	*	9/23/2021	1,238,544
					3,424,916
	AEROSPACE/DEFENSE - 0.6%
497,442	Tasc, Inc.	4.500	*	5/12/2020	479,878

	AUTO PARTS & EQUIPMENT - 3.8%
1,500,000	Federal Mogul Corporation	4.750	*	4/15/2021	1,489,313
500,000	TI Group Automotive Systems, L.L.C.	4.250	*	7/2/2021	494,065
1,000,000	Key Safety Systems, Inc.	6.250	*	8/29/2021	998,500
					2,981,878
	CHEMICALS - 0.6%
500,000	Emerald Performance Materials LLC	5.500	*	8/1/2021	496,625

	COAL - 2.4%
500,000	Walter Energy Inc	3.000	*	4/1/2018	447,015
1,000,000	Arch Coal Inc	6.250	*	5/16/2018	918,125
488,720	Sandy Creek Energy Associates, L.P.	5.000	*	11/8/2020	488,211
					1,853,351
CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 80.2% (Continued)
	COMMERCIAL SERVICES - 10.6%
$ 781,728	Transaction Network Services	5.000	*	2/25/2020	$ 479,922
498,737	Weight Watchers International, Inc.	3.750	*	4/2/2020	382,068
493,750	Harland Clarke Holdings (Valassis)	6.000	*	8/4/2019	497,453
487,500	Harland Clarke Holdings (Valassis)	7.000	*	5/22/2018	493,494
497,147	CHG Healthcare Services, Inc.	4.250	*	11/19/2019	495,129
497,500	Brand Energy and Infrastructure Services	4.750	*	11/26/2020	496,634
248,750	Brickman Group	4.000	*	12/18/2020	243,843
498,750	Trans Union, LLC	4.250	*	4/9/2021	491,738
983,333	Creative Circle	2.500	*	6/25/2020	972,271
1,000,000	Academi Holdings LLC, ERSM (Internatioanl) Ltd	5.250	*	7/25/2019	995,000
750,000	Novitex Acquisition, LLC	7.500	*	7/7/2020	738,750
1,000,000	Onsite Rental Group	4.500	*	7/31/2021	987,500
1,000,000	Vestcom International	4.250	*	12/26/2018	1,001,880
					8,275,681
	COMPUTERS - 2.4%
1,997,500	Sungard Availability Services Capital, Inc.	5.000	*	3/31/2019	1,853,680

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
340,046	Walter Investment	4.750	*	12/18/2020	326,339
487,500	BATS Global Market Inc	5.000	*	1/31/2020	477,750
493,750	Avast Software, LLC (Sybil Software)	5.000	*	3/20/2020	493,133
					1,297,222
	ELECTRIC - 1.3%
496,242	EquiPower	4.250	*	12/31/2019	495,126
497,500	Lonestar Generation LLC (fka Viva Alamo LLC)	4.750	*	2/20/2021	493,147
					988,273
	ELECTRONICS - 1.6%
248,750	Photonis USA	8.500	*	9/18/2019	248,750
493,750	Isola USA Corp.	9.250	*	11/29/2018	497,453
500,000	Orbotech, Inc	5.000	*	8/7/2020	496,875
					1,243,078
	ENERGY-ALTERNATE SOURCES - 0.3%
247,915	Exgen Renewables I, LLC	5.250	*	2/6/2021	250,394

	ENTERTAINMENT - 1.3%
498,750	NEP/NCP HoldCo, Inc	4.250	*	1/22/2020	487,942
500,000	Scientific Gaming	7.250	*	10/1/2021	491,070
					979,012
	FOOD - 2.2%
495,000	Windsor Quality Food Company Ltd.	5.000	*	12/23/2020	494,176
500,000	Shearer's Foods LLC	7.750	*	6/30/2022	496,250
750,000	Albertson's LLC	4.500	*	8/25/2021	747,578
					1,738,003
	GAS - 0.6%
500,000	Alfred Fueling Systems (fka Wayne)	8.500	*	6/20/2022	496,250

	HEALTH-CARE PRODUCTS - 0.6%
500,000	Phillips Medisize (Phillips Plastics Corporation)	4.750	*	6/16/2021	498,753

	HEALTH-CARE SERVICES - 6.5%
497,500	Community Health Systems, Inc.	4.250	*	1/27/2021	496,657
907,784	Drumm Investors LLC (Golden Living )	6.750	*	5/4/2018	910,811
1,245,620	Gentiva Health Services	6.500	*	10/18/2019	1,249,251
997,481	LifeCare Holdings, Inc.	6.500	*	5/31/2019	986,673
972,727	MPH Acquisiton (fka MultiPlan, Inc.)	4.000	*	3/31/2021	951,653
498,750	National Mentor Holdings, Inc.	4.250	*	1/31/2021	495,321
					5,090,367
	HOLDING COMPANIES-DIVERSIFIED - 0.6%
500,000	Travelport LLC	5.000	*	9/2/2021	500,358
CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 80.2% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 2.2%
$ 744,375	Dell International LLC	4.500	*	4/29/2020	$ 740,270
1,000,000	Sun Products (aka Huish Detergents, Inc)	5.500	*	3/18/2020	943,130
					1,683,400
	INSURANCE - 1.3%
497,432	Asurion, LLC	5.000	*	5/24/2019	495,723
496,227	AmWINS Group, Inc.	4.750	*	9/6/2019	496,599
					992,322
	INTERNET - 0.6%
496,250	EIG Investors Corp. (Endurance International)	5.000	*	11/9/2019	496,096

	LESIURE TIME - 0.6%
500,000	ClubCorp Club Operations Inc	3.250	*	7/24/2020	496,458

	LODGING - 4.0%
1,000,000	Caesars Entertainment Operating Co., Inc.	9.750	*	3/1/2017	950,375
497,500	Caesars Entertainment Operating Co., Inc.	9.500	*	3/1/2017	477,600
500,000	Caesars Growth Properties Holdings	6.250	*	5/8/2021	475,783
454,632	CityCenter Holdings	5.000	*	10/28/2020	450,882
248,750	Intrawest Resorts Holdings	5.500	*	12/9/2020	249,580
496,250	Tropicana Entertainment, Inc.	4.000	*	11/27/2020	487,566
					3,091,785
	MACHINERY-DIVERSIFIED - 1.6%
997,487	Gardner Denver, Inc.	4.250	*	7/30/2020	979,488
250,000	Husky International Ltd AKA Husky Molding System	4.250	*	6/30/2018	246,798
					1,226,285
	MEDIA - 3.1%
500,000	Clear Channel Communications, Inc.	6.914	*	1/30/2019	479,108
961,417	Clear Channel Communications, Inc.	7.669	*	7/30/2019	945,107
1,000,000	ALM Media	5.500	*	7/31/2020	996,250
					2,420,464
	MISCELLANEOUS MANUFACTURING - 0.6%
500,000	STS Operating, Inc (SunSource)	4.750	*	2/12/2021	498,125

	OIL & GAS - 3.2%
500,000	Connacher Oil and Gas	7.000	*	5/23/2018	495,625
1,000,000	Energy & Exploration Partners	7.750	*	1/22/2019	981,880
500,000	Templar Energy	8.000	*	11/25/2020	485,625
500,000	Tenaska TPF II	4.500	*	9/24/2021	499,690
					2,462,820
	OIL & GAS SERVICES - 1.2%
497,500	FR Dixie Acquisition Corp.	5.750	*	12/18/2020	498,279
436,364	Frac Tech International, LLC (FTS)	4.902	*	4/16/2021	437,609
					935,888
	PHARMACEUTICALS - 1.3%
500,000	JLL Delta (aka Patheon Inc.)	4.250	*	3/11/2021	489,645
487,500	Salix Pharmaceuticals Ltd	4.250	*	1/2/2020	486,966
					976,611
	REITS - 0.3%
250,000	ESH (aka Extended Stay)	5.000	*	6/24/2019	250,938

	RETAIL - 5.3%
498,618	The Container Store	4.250	*	4/6/2019	489,892
1,000,000	David's Bridal, Inc	5.000	*	10/11/2019	969,585
993,750	Deluxe Entertainment Services Group, Inc.	6.500	*	2/28/2020	924,188
1,243,128	Mariposa Merger Sub LLC (Neiman Marcus)	5.000	*	10/25/2020	1,223,704
500,000	Burger King Corp	4.500	*	8/26/2021	497,290
					4,104,659
CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 80.2% (Continued)
	SOFTWARE - 4.1%
$ 497,500	Omnitracs, Inc. (aka Coronado Holdings, LLC)	6.000	*	11/25/2020	$ 497,500
248,750	Genesys Telecommunications Laboratories, Inc. (Greeneden)	3.708	*	11/13/2020	248,231
532,070	RP Crown Parent, LLC (RedPrairie)	6.000	*	12/21/2018	519,241
497,500	Applied Systems Inc	4.250	*	1/23/2021	492,888
500,000	First Data Corporation	4.156	*	3/24/2021	493,908
497,390	Ellucian (aka Sophia, L.P.)	4.000	*	7/19/2018	491,297
500,000	Serena Software, Inc. (Spartacus Merger)	7.500	*	4/14/2020	502,343
					3,245,408
	TELECOMMUNICATIONS - 7.1%
975,609	Alaska Communications System Holdings, Inc.	6.250	*	10/21/2016	972,194
994,937	Ntelos Inc.	5.750	*	11/9/2019	994,519
246,875	FairPoint Communications, Inc.	7.500	*	2/14/2019	251,042
497,487	LTS Group (aka Lightower Fiber Networks)	4.500	*	4/13/2020	490,025
500,000	Level 3 Communications, Inc	4.000	*	1/15/2020	491,813
884,699	Avaya, Inc.	6.500	*	3/31/2018	879,355
498,750	SafeNet, Inc.	5.500	*	3/5/2020	498,750
500,000	SafeNet, Inc.	8.500	*	3/5/2021	504,375
500,000	Birch Communications	6.750	*	7/18/2020	490,000
					5,572,073
	TRANSPORTATION - 1.9%
497,500	YRC Worldwide Inc	8.000	*	2/13/2019	500,455
1,000,000	Blue Bird Body Company	6.500	*	6/27/2020	987,500
					1,487,955
	TRUCKING & LEASING - 0.3%
240,625	FLY Leasing Limited	4.500	*	8/9/2019	241,106

63,744,254	TOTAL BANK LOANS (Cost - $63,139,303)				62,630,111

Shares
	SHORT-TERM INVESTMENTS - 2.7%
2,151,351	Fidelity Institutional Government Money Market Fund, Class I, 0.01%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,151,351)				2,151,351

	TOTAL INVESTMENTS - 105.8% (Cost - $83,608,638) (a)				$ 82,675,116
	LIABILITIES LESS OTHER ASSETS - (5.8%)				(4,541,765)
	NET ASSETS - 100.0%				$ 78,133,351

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

* Floating Rate, rate shown represents the rate at September 30, 2014.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.

# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2014, these securities amounted to $11,760,469 or 15.1% of net assets.

LP - Limited Partnership
LLC - Limited Liability Company
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, is $83,613,347 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation	$ 323,026
				Unrealized depreciation	(1,261,257)
		Net unrealized depreciation			$ (938,231)

As of September 30, 2014, the Fund's debt holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer					Long Percentage
Australia					1.5%
Bermuda					1.0%
Canada					2.2%
Cayman Islands					2.2%
France					0.3%
Luxembourg					1.0%
Marshall Islands					0.9%
Netherlands					1.3%
Sweden					0.5%
United States					93.8%
		Total Debt Holdings			103.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares					Value
	COMMON STOCK - 0.0%
	LODGING - 0.0%
460	Trump Entertainment Resorts, Inc. *^#				$ -
	TOTAL COMMON STOCK (Cost - $613,544)				-

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 27.1%
	BIOTECHNOLOGY - 5.1%
$ 2,655,000	PDL BioPharma, Inc.	4.000	2/1/2018		2,585,306

	ELECTRONICS - 2.6%
1,500,000	Fluidigm Corp.	2.750	2/1/2034		1,335,938

	INTERNET - 4.0%
1,703,000	Vipshop Holdings Ltd.	1.500	3/15/2019		2,014,862

	INVESTMENT COMPANIES - 9.7%
2,167,000	Ares Capital Corp.	5.125	6/1/2016		2,261,806
2,577,000	Prospect Capital Corp.	5.500	8/15/2016		2,667,195
					4,929,001
	REITS - 5.7%
2,960,000	Colony Financial, Inc.	3.875	1/15/2021		2,913,750

	SEMICONDUCTORS - 0.0%
8,669,000	Energy Conversion Devices, Inc.†^#				-

	TOTAL CONVERTIBLE BONDS (Cost - $16,751,203)				13,778,857

	CORPORATE BONDS - 71.4%
	COAL - 8.5%
2,916,000	Alpha Natural Resources, Inc.	9.750	4/15/2018		2,128,680
4,069,000	Arch Coal, Inc.	7.000	6/15/2019		2,166,742
					4,295,422
	COMMERCIAL SERVICES - 5.5%
3,219,000	ADT Corp.	3.500	7/15/2022		2,784,435

	COSMETICS/PERSONAL CARE - 3.1%
1,757,000	Elizabeth Arden, Inc.	7.375	3/15/2021		1,559,338

	ELECTRIC - 5.6%
1,975,000	Atlantic Power Corp.	9.000	11/15/2018		1,994,750
920,000	GenOn Americas Generation LLC	8.500	10/1/2021		861,350
					2,856,100
	LODGING - 5.5%
3,512,000	Caesars Entertainment Operating Co. Inc.	11.250	6/1/2017		2,726,190
53,000	MGM Resorts International	11.375	3/1/2018		63,467
					2,789,657
	MINING - 11.0%
36,000	Coeur Mining, Inc.	7.875	2/1/2021		33,750
1,586,000	Hecla Mining Co.	6.875	5/1/2021		1,490,840
1,780,000	HudBay Minerals, Inc.	9.500	10/1/2020		1,900,150
3,113,000	Molycorp, Inc.	10.000	6/1/2020		2,163,535
					5,588,275
	OIL & GAS - 9.8%
2,216,000	Northern Oil and Gas, Inc.	8.000	6/1/2020		2,249,240
2,710,000	Penn Virginia Corp.	7.250	4/15/2019		2,710,000
					4,959,240

	OIL & GAS SERVICES - 5.4%
2,784,000	Forbes Energy Services Ltd.	9.000	6/15/2019		2,749,200
CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal		Coupon Rate (%)	Maturity		Value
	CORPORATE BONDS - 71.4% (Continued)
	RETAIL - 7.5%
$ 1,732,000	Cash America International, Inc.	5.750	5/15/2018		$ 1,796,950
5,797,000	RadioShack Corp.	6.750	5/15/2019		1,999,965
					3,796,915
	TELECOMMUNICATIONS - 9.5%
2,064,000	EarthLink Holdings Corp.	7.375	6/1/2020		2,116,632
2,488,000	Sprint Capital Corp.	8.750	3/15/2032		2,715,030
					4,831,662

	TOTAL CORPORATE BONDS (Cost - $43,717,506)				36,210,244

	TOTAL INVESTMENTS - 98.5% (Cost - $61,082,253) (a)				$ 49,989,101
	OTHER ASSETS LESS LIABILITIES - 1.5%				743,663
	NET ASSETS - 100.0%				$ 50,732,764

LLC - Limited Liability Company
* Non-income producing security
** Rate shown represents the rate at September 30, 2014 is subject to change and resets daily.
^ The security is illiquid; the security represents 0.00% of net assets
† Represents issuer in default on interest payments; non-income producing security.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $61,092,050 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation	$ 376,299
				Unrealized depreciation	(11,479,248)
				Net unrealized depreciation	$ (11,102,949)

As of September 30, 2014, the Fund's equity and debt holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer					Percentage
CANADA					7.7%
CAYMAN ISLANDS					4.0%
UNITED STATES					86.8%
			Total Debt and Equity Holdings		98.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares					Value
	COMMON STOCK - 43.5%
	INVESTMENT COMPANIES - 18.2%
107,400	American Capital Ltd.				$ 1,520,784
123,463	Apollo Investment Corp.				1,008,693
108,000	Fifth Street Finance Corp.				991,440
23,756	Oaktree Capital Group LLC				1,213,932
116,675	PennantPark Investment Corp.				1,272,924
126,900	Prospect Capital Corp.				1,256,310
64,700	Solar Capital Ltd.				1,208,596
					8,472,679
	LODGING - 0.0%
121	Trump Entertainment Resorts, Inc. *^#				-

	PRIVATE EQUITY - 14.0%
106,900	Apollo Global Management LLC - Cl. A				2,548,496
45,211	Blackstone Group LP				1,423,242
113,000	KKR & Co. LP				2,519,900
					6,491,638
	REITS - 6.7%
448,100	Chimera Investment Corp.				1,362,224
68,300	Equity Commonwealth				1,755,993
					3,118,217
	RETAIL - 2.4%
112,900	Ezcorp, Inc. (a)				1,118,839

	TOYS/GAME /HOBBIES - 2.2%
170,000	LeapFrog Enterprises, Inc. - Cl. A				1,018,300

	TOTAL COMMON STOCK (Cost - $21,540,122)				20,219,673

	EXCHANGE TRADED FUNDS - 3.8%
150,300	iShares Mortgage Real Estate Capped ETF				1,773,540
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,855,466)				1,773,540

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 12.9%
	BIOTECHNOLOGY - 4.3%
$ 2,068,000	PDL BioPharma, Inc.	4.000	2/1/2018		2,013,715

	ELECTRONICS - 3.1%
1,619,000	Fluidigm Corp.	2.750	2/1/2034		1,441,922

	INTERNET - 5.1%
2,000,000	Vipshop Holdings Ltd.	1.500	3/15/2019		2,366,250

	INVESTMENT COMPANIES - 0.4%
185,000	Ares Capital Corp.	5.125	6/1/2016		193,094

	SEMICONDUCTORS - 0.0%
5,543,000	Energy Conversion Devices, Inc.†^#				-

	TOTAL CONVERTIBLE BONDS (Cost - $8,285,362)				6,014,981

	CORPORATE BONDS - 35.3%
	COAL - 3.5%
14,000	Alpha Natural Resources, Inc.	9.750	4/15/2018		10,220
3,000,000	Arch Coal, Inc.	7.000	6/15/2019		1,597,500
					1,607,720
	COMMERCIAL SERVICES - 5.3%
2,879,000	ADT Corp.	3.500	7/15/2022		2,490,335

	INVESTMENT COMPANIES - 4.8%
2,162,000	Prospect Capital Corp.	5.750	3/15/2018		2,221,455
CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal		Coupon Rate (%)	Maturity		Value
	CORPORATE BONDS - 35.3% (Continued)
	LODGING - 3.1%
$ 1,882,000	Caesars Entertainment Operating Co.	11.250	6/1/2017		$ 1,460,903

	MINING - 4.5%
3,036,000	Molycorp, Inc.	10.000	6/1/2020		2,110,020

	OIL & GAS - 0.3%
118,000	Penn Virginia Corp.	7.250	4/15/2019		118,000

	OIL & GAS SERVICES - 4.8%
2,242,000	Forbes Energy Services Ltd.	9.000	6/15/2019		2,213,975

	RETAIL - 3.8%
5,181,000	RadioShack Corp.	6.750	5/15/2019		1,787,445

	TELECOMMUNICATIONS - 5.2%
2,233,000	Sprint Capital Corp.	8.750	3/15/2032		2,436,761

	TOTAL CORPORATE BONDS (Cost - $20,428,050)				16,446,614
Shares
	SHORT-TERM INVESTMENTS - 3.6%
1,677,754	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,677,754)				1,677,754

	TOTAL INVESTMENTS - 99.1% (Cost - $53,786,754) (c)				$ 46,132,562
	OTHER ASSETS LESS LIABILITIES - 0.9%				432,296
	NET ASSETS - 100.0%				$ 46,564,858

Contracts (b)		Expiration Date - Exercise Price
	CALL OPTIONS WRITTEN - (0.1%)
1,129	EZCORP, Inc. Cl. A *	12/20/2014 - $15.00			$ 33,870
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $33,395) (c)				$ 33,870

LLC - Limited Liability Company
LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.
^ The security is illiquid; the security represents 0.00% of net assets
# The value of this security has been determined in good faith under policies of the Board of Trustees.
† Represents issuer in default on interest payments
(a) All or portion of this security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written is $53,235,012 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation	$ 1,352,532
				Unrealized depreciation	(8,488,852)
				Net unrealized depreciation	$ (7,136,320)

As of September 30, 2014, the Fund's equity and debt holdings were divided among geographic sectors as follows and are subject to change:
Country of Issuer					Percentage
CAYMAN ISLANDS					5.1%
UNITED STATES					90.4%
				Total Equity and Debt Holdings	95.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2014.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
September 30, 2014

The following is a summary of significant accounting policies consistently followed by the Catalyst Small-Cap Insider Buying Fund (“Small-Cap Insider Fund”),  Catalyst Hedged Insider Buying Fund ("Hedged Insider Fund"), Catalyst Insider Buying Fund (“Insider Buying Fund”), Catalyst Insider Long/Short Fund ("Insider Long/Short Fund"), Catalyst Event Arbitrage Fund ("Event Arbitrage Fund"), Catalyst Hedged Futures Strategy Fund ("Hedged Futures Strategy Fund"), Catalyst  Activist Investor Fund ("Activist Investor Fund"), Catalyst Insider Income Fund ("Insider Income Fund"), Catalyst Absolute Total Return Fund ("Absolute Total Return Fund"), Catalyst Dynamic Alpha Fund (“Dynamic Alpha Fund”), Catalyst/EquityCompass Buyback Strategy Fund ("Buyback Strategy Fund"), Catalyst/Groesbeck Aggressive Growth of Income Fund (“Aggressive Growth”), Catalyst/Groesbeck Growth of Income Fund (“Growth of Income Fund”), Catalyst/Lyons Hedged Premium Return Fund ("Hedged Premium Return Fund"), Catalyst/Lyons Tactical Allocation Fund ("Tactical Allocation Fund"), Catalyst Macro Strategy Fund ("Macro Strategy Fund"), Catalyst/MAP Global Capital Appreciation Fund (“Global Capital Appreciation Fund”), Catalyst/MAP Global Total Return Income Fund (“Global Total Return Income Fund”), Catalyst/Princeton Floating Rate Income Fund ("Floating Rate Income Fund"), Catalyst/SMH High Income Fund (“High Income Fund”), Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”), (each a “Fund” and collectively, the “Funds”) and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term debt obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the "Board") using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on, when no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of September 30, 2014:

Assets *	Small-Cap Insider	Hedged		Insider		Insider Long/	Event Arbitrage
Level 1	Buying Fund	Insider Fund		Buying Fund		Short Fund	Fund
Common Stock	$ 104,519,840	$ 26,862,134		$ 384,310,633		$ 11,868,991	$ 15,144,733
Exchange Traded Funds	$ -	$ -		$ -		$ -	$ 467,550
Preferred Stock	$ -	$ -		$ -		$ -	$ 1,133,805
Put Options Purchased	$ -	$ 1,286,775		$ -		$ -	$ 17,390
Call Options Purchased	$ -	$ 572,595		$ -		$ -	$ 98,213
Warrants	$ -	$ -		$ -		$ -	$ 364,000
Short-Term Investments	$ 18,548,977	$ 6,841,999		$ 11,307,617		$ 377,599	$ 234,383
Total Level 1	$ 123,068,817	$ 35,563,503		$ 395,618,250		$ 12,246,590	$ 17,460,074

Level 2
Warrants	$ 4,267,452	$ -		$ -		$ -	$ -
Total Level 2	$ 4,267,452	$ -		$ -		$ -	$ -

Level 3
Common Stock	$ -	$ -		$ -		$ -	$ 40
Total Level 3	$ -	$ -		$ -		$ -	$ 40
Total Assets	$ 127,336,269	$ 35,563,503		$ 395,618,250		$ 12,246,590	$ 17,460,114

Assets *	Hedged Futures	Activist		Insider		Absolute Total	Dynamic
Level 1	Strategy Fund	Investor Fund		Income Fund		Return Fund	Alpha Fund
Common Stock	$ -	$ 432,533		$ -		$ 83,100	$ 38,731,935
Exchange Traded Funds	$ -	$ -		$ -		$ 3,074	$ -
Mutual Funds	$ -	$ -		$ -		$ 22,662	$ -
Put Options Purchased	$ 3,710,000	$ -		$ -		$ -	$ -
Call Options Purchased	$ 9,308,750	$ -		$ -		$ -	$ -
Stock Rights	$ -	$ 3,611		$ -		$ -	$ -
Short-Term Investments	$ 268,997,262	$ 18,827		$ 21,466		$ 38,739	$ 3,104,994
Total Level 1	$ 282,016,012	$ 454,971		$ 21,466		$ 147,575	$ 41,836,929

Level 2
Corporate Bonds	$ -	$ -		$ 527,364		$ -	$ -
Total Level 2	$ -	$ -		$ 527,364		$ -	$ -
Total Assets	$ 282,016,012	$ 454,971		$ 548,830		$ 147,575	$ 41,836,929

Assets *	Buyback	Aggressive		Growth of Income		Hedged Premium	Tactical
Level 1	Strategy Fund	Growth Fund		Fund		Return Fund	Allocation Fund
Common Stock	$ 21,446,652	$ 821,871		$ 19,566,441		$ 5,915,439	$ 107,308,971
Put Options Purchased	$ -	$ -		$ -		$ 24,480	$ -
Short-Term Investments	$ 853,741	$ 230,608		$ 165,806		$ 273,766	$ 1,493,503
Total Level 1	$ 22,300,393	$ 1,052,479		$ 19,732,247		$ 6,213,685	$ 108,802,474

Level 2
Corporate Bonds	$ -	$ -		$ -		$ -	$ -
Total Level 2	$ -	$ -		$ -		$ -	$ -
Total Assets	$ 22,300,393	$ 1,052,479		$ 19,732,247		$ 6,213,685	$ 108,802,474

Assets *	Macro Strategy	Global Capital		Global Total		Floating Rate
Level 1	Fund	Appreciation Fund		Return Income Fund		Income Fund
Common Stock	$ 2,322,316	$ 34,628,984		$ 13,227,069		$ -
Exchange Traded Funds	$ 4,803,701	$ -		$ -		$ 349,025
Mutual Funds	$ 1,916,802	$ -		$ -		$ -
Short-Term Investments	$ 25,850,009	$ 3,105,178		$ 927,958		$ 2,151,351
Total Level 1	$ 34,892,828	$ 37,734,162		$ 14,155,027		$ 2,500,376

Level 2
Convertible Bonds	$ -	$ -		$ 199,625		$ -
Corporate Bonds	$ -	$ -		$ 6,168,174		$ 17,544,629
Bank Loans	$ -	$ -		$ -		$ 62,630,111
Total Level 2	$ -	$ -		$ 6,367,799		$ 80,174,740
Total Assets	$ 34,892,828	$ 37,734,162		$ 20,522,826		$ 82,675,116

Assets *	High Income	Total Return
Level 1	Fund	Income Fund
Common Stock	$ -	$ 20,219,673
Exchange Traded Funds	$ -	$ 1,773,540
Short-Term Investments	$ -	$ 1,677,754
Total Level 1	$ -	$ 23,670,967

Level 2
Convertible Bonds	$ 13,778,857	$ 6,014,981
Corporate Bonds	$ 36,210,244	$ 16,446,614
Total Level 2	$ 49,989,101	$ 22,461,595
Total Assets	$ 49,989,101	$ 46,132,562

Level 3
Common Stock	$ -	$ -
Convertible Bonds	$ -	$ -
Total Level 2	$ -	$ -
Total Assets	$ 49,989,101	$ 46,132,562

*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The High Income Fund, Total Return Income Fund and Event Arbitrage Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

The following is a reconciliation of Storage Networks, Inc. and American Medical Alert Corp., (Event Arbitrage Fund), and Trump Entertainment Resorts, Inc. and Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), for which Level 3 inputs were used in determining value:

	Event Arbitrage	High Income		Total Return
	Fund	Fund		Income Fund
	Common Stock	Convertible Bonds		Convertible Bonds
Beginning balance June 30, 2014	$ 40	$ -	(a)	$ -	(a)
Total realized gain/(loss)	-	-		-
Change in unrealized appreciation	-	-		-
Capital distribution	-	-		-
Tax basis adjustment	-	-		-
Net transfers in/(out) of Level 3	-			-
Ending balance September 30, 2014	$ 40	$ -		$ -
		Common Stock		Common Stock
Beginning balance June 30, 2014		$ -	(a)	$ -	(a)
Total realized gain/(loss)		-		-
Change in unrealized appreciation		-		-
Capital distribution		-		-
Tax basis adjustment		-		-
Net transfers in/(out) of Level 3				-
Ending balance September 30, 2014		$ -		$ -

(a) Less than $1.

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:
Event Arbitrage Fund
Common Stocks		Fair Value		Valuation Techniques		Unobservable Input
Storage Networks, Inc.		$ -		Bankruptcy		Expected future cash flows
American Medical Alert Corp.		40		Bankruptcy		Expected future cash flows
Total Fair Value Securities		$ 40
High Income Fund
Common Stocks
Trump Entertainment Resorts, Inc.		$ -		Bankruptcy		Expected future cash flows
Convertible Bonds
Energy Conversion Devices, Inc.		-		Bankruptcy		Expected future cash flows
Total Fair Value Securities		$ -
Total Return Income Fund
Common Stocks
Trump Entertainment Resorts, Inc.		$ -		Bankruptcy		Expected future cash flows
Convertible Bonds
Energy Conversion Devices, Inc.		-		Bankruptcy		Expected future cash flows
Total Fair Value Securities		$ -

Fair value securities as a percent of Net Assets 0.00%, 0.00% and 0.00% for Event Arbitrage Fund, High Income Fund, and Total Return Income Fund, respectively.

Liabilities *	Hedged	Insider Long/		Event Arbitrage		Hedged Futures	Absolute Total
Level 1	Insider Fund	Short Fund		Fund		Strategy Fund	Return Fund
Common Stock Sold Short	$ -	$ 11,539,741		$ 4,728,552		$ -	$ -
Exchange Traded Funds Sold Short	$ -	$ -		$ 4,402,480		$ -	$ 20,985
Put Options Written	$ -	$ -		$ 260,393		$ 2,575,000	$ -
Call Options Written	$ 228	$ -		$ 61,250		$ 8,313,125	$ 161
Total Level 1	$ 228	$ 11,539,741		$ 9,452,675		$ 10,888,125	$ 21,146

Level 2
Put Options Written	$ -	$ -		$ -		$ -	$ -
Call Options Written	$ -	$ -		$ -		$ -	$ -
Total Level 2	$ -	$ -		$ -		$ -	$ -
Total Liabilities	$ 228	$ 11,539,741		$ 9,452,675		$ 10,888,125	$ 21,146

Liabilities *	Global Capital	Global Total		Total Return

Level 1	Appreciation Fund	Return Income Fund	Income Fund
Common Stock Sold Short	$ -	$ -	$ -
Call Options Written	$ 250,911	$ 181,184	$ 33,870
Total Level 1	$ 250,911	$ 181,184	$ 33,870

Level 2
Call Options Written	$ -	$ -	$ -
Total Level 2	$ -	$ -	$ -
Total Liabilities	$ 250,911	$ 181,184	$ 33,870

*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk.  When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. At September 30, 2014, the Hedged Insider Buying Fund, Event Arbitrage, Hedged Futures Strategy Fund, Insider Buying Fund, Absolute Total Return, Hedged Premium Return, Macro Strategy, Global Capital Appreciation Fund, Global Total Return Income Fund and Total Return, were permitted to invest in options.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of September 30, 2014 categorized by risk exposure:

Purchased options:	Put Options Purchased		Call Options Purchased
Fund	Risk type	Unrealized	Risk type	Unrealized
Hedged Insider Fund	Equity	$ (80,664)	Equity	$ (428,204)
Event Arbitrage Fund	Equity	8,076	Equity	(26,830)
Hedged Futures Strategy Fund	Equity	(1,067,500)	Equity	(8,742,250)
Hedged Premium Return Fund	Equity	4,607	Equity	-

Options Written:	Put Options Written		Call Options Written
Fund	Risk type	Unrealized	Risk type	Unrealized
Event Arbitrage Fund	Equity	$ (30,628)	Equity	$ 64,256
Hedged Futures Strategy Fund	Equity	1,517,275	Equity	17,446,063
Global Capital Appreciation Fund	Equity	-	Equity	(14,151)
Global Total Return Income Fund	Equity	-	Equity	(13,973)
Total Return Income Fund	Equity	-	Equity	(475)

The amounts of derivative instruments disclosed on the Portfolio of Investments at September 30, 2014 is a reflection of the volume of derivative activity for the Funds.

A summary of option contracts written for the nine months ended September 30, 2014 were as follows:

	Hedged Insider Fund
	Call Options
	Number of Options *	Option Premiums
Options outstanding beginning of period	228	$ 129,721
Options written	-	-
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	228	$ 129,721

	Event Arbitrage Fund
	Call Options		Put Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of period	225	$ 76,561	830	$ 73,975
Options written	2,055	283,572	2,455	337,306
Options covered	(830)	(154,155)	(1,700)	(139,748)
Options exercised	-	-	-	-
Options expired	(700)	(80,472)	(550)	(41,768)
Options outstanding end of period	750	$ 125,506	1,035	$ 229,765

	Hedged Futures Strategy Fund
	Call Options		Put Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding beginning of period	10,000	$ 9,836,250	-	$ -
Options written	65,170	37,126,500	11,200	4,829,775
Options covered	(24,075)	(16,092,625)	-	-
Options exercised	-	-	-	-
Options expired	(10,545)	(8,110,938)	(4,200)	(1,587,500)
Options outstanding end of period	40,550	$ 22,759,187	7,000	$ 3,242,275

	Absolute Total Return Fund		Macro Strategy Fund
	Call Options		Call Options
	Number of Options*	Option Premiums	Number of Options*	Option Premiums
Options outstanding beginning of period	-	$ -	107	$ 11,863
Options written	4	196	1,550	80,445
Options covered	-	-	(1,572)	(86,175)
Options exercised	-	-	-	-
Options expired	-	-	(85)	(6,133)
Options outstanding end of period	4	$ 196	-	$ -

	Global Capital Appreciation Fund		Global Total Return Income Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of period	950	$ 104,144	1,290	$ 135,791
Options written	1,379	160,179	230	57,059
Options covered	-	-	-	-
Options exercised	(83)	(15,571)	(91)	(18,191)
Options expired	(200)	(11,992)	(50)	(7,448)
Options outstanding end of period	2,046	$ 236,760	1,379	$ 167,211

	Total Return Income Fund
	Call Options
	Number of Options *	Option Premiums
Options outstanding beginning of period	2,829	$ 40,195
Options written	-	-
Options covered	-	-
Options exercised	-	-
Options expired	(1,700)	(6,800)
Options outstanding end of period	1,129	$ 33,395

* One option contract is equivalent to one hundred shares of common stock

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 28, 2014

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	November 28, 2014